                        J.P. MORGAN TAX EXEMPT BOND FUND
                         A SERIES OF J.P. MORGAN FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-521-5411
                                                                    May 13, 2001

Dear Shareholder:

    A special meeting of the shareholders of J.P. Morgan Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

    As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into JPMorgan Intermediate Tax Free Income Fund (formerly, Chase Vista Intermediate Tax Free Income Fund) (the "Surviving Fund"), a series of Mutual Fund Select Trust ("MFST") (the "Reorganization"). After the Reorganization, shareholders of the Merging Fund will hold shares of the Surviving Fund. The investment objective and policies of the Surviving Fund generally are similar to those of the Merging Fund. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Intermediate Tax Free Income Fund."

    After the proposed Reorganization, your investment will be in a larger combined fund with similar investment policies.

    The Surviving Fund has also entered into an agreement and plan of reorganization with J.P. Morgan Institutional Tax Exempt Bond Fund, a fund whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") and which has identical investment objectives and policies to the Merging Fund (the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by the shareholders of J.P. Morgan Institutional Tax Exempt Bond Fund and certain other conditions are met, this other fund will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.

    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMF.

    The investment adviser for the assets of the Merging Fund is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). After the Reorganization, JPMFAM, the same investment adviser that currently is responsible for the Surviving Fund, will make the day-to-day investment decisions for your portfolio.

    Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganization and a comparison of the Merging Fund and JPMF to the Surviving Fund and MFST. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMF, the Surviving Fund, MFST or their shareholders.

    If approval of the Reorganization is obtained, you will automatically receive shares of the Surviving Fund.

    The Proposals have been carefully reviewed by the Board of Trustees of JPMF, which has approved the Proposals.

    THE BOARD OF TRUSTEES OF JPMF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

    Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-521-5411.

    A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, April 6, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL THE NUMBER PROVIDED ON THE PROXY CARD AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

                                                                    23-NAPS 3913

    Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                          Sincerely,

                                          /s/ Matthew Healey

                                          Matthew Healey
                                          Chairman

    SPECIAL NOTE: Certain shareholders may receive a telephone call from D.F. King & Co., Inc., our proxy solicitor, or us to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call the number provided on the proxy card in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

    The Reorganization is being proposed because each Fund's board believes it is in the best interests of its shareholders.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

    In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, shares of the Surviving Fund. The Merging Fund will then be liquidated and those shares of the Surviving Fund will be distributed pro rata to shareholders. After the Reorganization, you will own shares of the Surviving Fund rather than shares of the Merging Fund. The Surviving Fund invests directly in portfolio securities rather than in a master portfolio.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

    The Surviving Fund generally has similar investment objectives and policies to those of the Merging Fund. The principal differences are as follows:

                SURVIVING FUND                                    MERGING FUND
-----------------------------------------------  -----------------------------------------------
Investment objective is to seek to provide       Investment objective is to provide a high level
monthly dividends, which are excluded from       of current income that is exempt from federal
gross income, and to protect the value of your   income tax consistent with moderate risk of
investment by investing primarily in municipal   capital.
obligations.

Invests in securities rated investment grade or  May invest up to 10% of its assets in
unrated securities of comparable quality.        non-investment grade securities (sometimes
                                                 called "junk bonds") rated B or BB/Ba.

The Surviving Fund is not diversified under the  The Merging Fund is diversified under the 1940
1940 Act.                                        Act.

    The Reorganization is not intended to have any immediate significant impact on the investment strategy implemented in respect of your investment. However, please note that while the Merging Fund invests all of its assets in The Tax Exempt Bond Portfolio (the "Master Portfolio") (which in turn invests in portfolio securities), the Surviving Fund invests directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

    As a result of the Reorganization, the contractual (or pre-waiver) total expense ratios are expected to be higher for your shares in the Surviving Fund than they are for your shares in the Merging Fund. However, the actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. This is because The Chase Manhattan Bank, the Surviving Fund's administrator, has contractually agreed to waive fees payable to it and reimburse expenses so that the actual total operating expenses will remain the same for at least THREE YEARS after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

    Yes. JPMFAM, the investment adviser that currently manages the day-to-day investment activities of the Surviving Fund, will continue to manage that fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

    The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

    You will automatically receive shares of the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE OTHER FUND?

    If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of the other merging fund will become the assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.

WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF MFST?

    Even if the Reorganization is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on proposals regarding Trustees. Because as of the record date you were still a shareholder in JPMF, you are entitled to vote on this proposal. Shareholders of MFST are being asked to approve the same Trustees that are proposed for JPMF.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

    Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

    Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                       J.P. MORGAN TAX EXEMPT BOND FUND,
                         A SERIES OF J.P. MORGAN FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-521-5411

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001

To the Shareholders of J.P. Morgan Tax Exempt Bond Fund:

NOTICE IS HEREBY GIVEN THAT a Special Meeting (the "Meeting") of the shareholders ("Shareholders") of J.P. Morgan Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st floor, New York, NY, on July 3, 2001 at 9:00 a.m. (Eastern time), for the following purposes:

 ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMF, on behalf of the Merging Fund, Mutual Fund Select Trust ("MFST"), on behalf of JPMorgan Intermediate Tax Free Income Fund (formerly, Chase Vista Intermediate Tax Free Income Fund) (the "Surviving Fund"), and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Select Class shares of the Surviving Fund (the "Surviving Fund Shares"); and (b) the distribution of such Surviving Fund Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

 ITEM 2. To elect eight Trustees to serve as members of the Board of Trustees of JPMF.

 ITEM 3. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

    YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

    Each proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

    Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you.

   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                          /s/ Sharon Weinberg
                                          SHARON WEINBERG
                                          SECRETARY

May 13, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 13, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                       J.P. MORGAN TAX EXEMPT BOND FUND,
                         A SERIES OF J.P. MORGAN FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-521-5411

                 BY AND IN EXCHANGE FOR SELECT CLASS SHARES OF
                  JP MORGAN INTERMEDIATE TAX FREE INCOME FUND
           (FORMERLY, CHASE VISTA INTERMEDIATE TAX FREE INCOME FUND),
                      A SERIES OF MUTUAL FUND SELECT TRUST
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-348-4782

    This Combined Prospectus/Proxy Statement relates to the proposed Reorganization of J.P. Morgan Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), into JPMorgan Intermediate Tax Free Income Fund (formerly, Chase Vista Intermediate Tax Free Income Fund) (the "Surviving Fund"), a series of Mutual Fund Select Trust ("MFST"). If approved by shareholders of the Merging Fund, the proposed Reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has generally similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMF and MFST are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Intermediate Tax Free Income Fund."

    If the proposed Reorganization is approved by Merging Fund Shareholders, each Merging Fund Shareholder will receive Select Class shares (the "Surviving Fund Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. The Surviving Fund currently offers Institutional Class shares. In connection with the Reorganization and the Concurrent Reorganization (defined below), this class will be renamed "Select Class" and the Surviving Fund will introduce a new Institutional Class of shares.

    At the Meeting, you also will be asked to consider and vote upon the election of Trustees of JPMF.

    The terms and conditions of these transactions are more fully described in this Combined Prospectus/ Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPMF, on behalf of the Merging Fund, MFST, on behalf of the Surviving Fund, and J.P. Morgan Chase & Co., attached to this Combined Prospectus/Proxy Statement as Appendix A.

    The Board of Trustees for JPMF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes MFST's prospectus for Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

    This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFST and JPMF that an investor should know before voting on the proposals. The current Prospectus, Statement of Additional Information and Annual and Semi-Annual Reports of the Merging Fund (including the Annual and Semi-Annual Reports of The Tax Exempt Bond Portfolio) and the preliminary Prospectus and Statement of Additional Information and the current Annual and Semi-Annual Report of the Surviving Fund are incorporated herein by reference, and the preliminary Prospectus and current Annual Report and the Semi-Annual Report of the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement containing additional information about MFST and JPMF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information as well as the Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of the Merging Fund (including the Annual Report and Semi-Annual Report of The Tax Exempt Bond Portfolio) may be obtained without charge by writing to JPMF at its address noted above or by calling 1-800-521-5411.

    This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 13, 2001.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFST OR JPMF.

    INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                                    Page
                                                    -----
INTRODUCTION......................................     1
PROPOSAL 1: REORGANIZATION PLAN...................     1
SUMMARY...........................................     1
COMPARATIVE FEE AND EXPENSE TABLES................     3
RISK FACTORS......................................     5
INFORMATION RELATING TO THE PROPOSED
 REORGANIZATION...................................     6
INVESTMENT POLICIES...............................     8
PURCHASES, REDEMPTIONS AND EXCHANGES..............    12
DISTRIBUTIONS AND TAXES...........................    14
COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
 FUND'S ORGANIZATION STRUCTURE....................    15
INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
 OTHER SERVICES...................................    16
PROPOSAL 2: ELECTION OF TRUSTEES..................    18
INFORMATION RELATING TO VOTING MATTERS............    23
ADDITIONAL INFORMATION ABOUT MFST.................    25
ADDITIONAL INFORMATION ABOUT JPMF.................    25
FINANCIAL STATEMENTS AND EXPERTS..................    25
OTHER BUSINESS....................................    26
LITIGATION........................................    26
SHAREHOLDER INQUIRIES.............................    26
APPENDIX A--AGREEMENT AND PLAN OF
 REORGANIZATION...................................   A-1

                                  INTRODUCTION

GENERAL

    This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st floor, New York, NY (together with any adjournments thereof, the "Meeting"). The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you. It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 13, 2001.

                                  PROPOSAL 1:
                              REORGANIZATION PLAN

    At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated May 11, 2001 among JPMF, on behalf of the Merging Fund, MFST, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and J.P. Morgan Chase & Co. ("JPMC"), pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Surviving Fund Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Intermediate Tax Free Income Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's preliminary Prospectus, and current Annual Report and Semi-Annual Report are enclosed with this Combined Prospectus/Proxy Statement.

    THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL
1.

VOTE REQUIRED

    Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the voting shares of the Merging Fund present at the joint meeting if the holders of more than 50% of the outstanding voting shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding voting shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMF Board will consider other appropriate courses of action.

                                    SUMMARY

    The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund (including the Annual and Semi-Annual Reports of The Tax Exempt Bond Portfolio), the preliminary Prospectus and Statement of Additional Information and the current Annual and the Semi-Annual Reports of the Surviving Fund and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

    Pursuant to the proposed Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for shares of the Surviving Fund.

    Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Select Class shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. See "Information Relating to the Proposed Reorganization."

    The Surviving Fund has investment objectives, policies and restrictions generally similar to the Merging Fund.

    Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with generally similar investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFST Board and the JPMF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of its respective Fund and shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

    The Reorganization is being proposed because each Fund's board believes that is is in the best interest of its shareholders.

CONCURRENT REORGANIZATION

    The Merging Fund currently invests all of its investable assets in The Tax Exempt Bond Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). J.P. Morgan Institutional Tax Exempt Bond Fund, a series of J.P. Morgan Institutional Funds with identical investment objectives and policies as the Merging Fund (the "Feeder Portfolio") also currently invests all of its investable assets in the Master Portfolio. The Surviving Fund has entered into a substantially similar agreement and plan of reorganization with the Feeder Portfolio (the "Concurrent Reorganization"). If each of the Reorganization and the Concurrent Reorganization is approved by the shareholders of the Merging Fund, and the Feeder Portfolio, respectively, and certain other conditions are met, the Merging Fund, and the Feeder Portfolio will be reorganized into the Surviving Fund and those funds will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

    Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Surviving Fund Shares received by a Shareholder of the Merging Fund will be the same as the holding period and tax basis of such shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization--Federal Income Tax Consequences."

INVESTMENT ADVISERS

    The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Feeder Portfolio) is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). JPMFAM and JPMIM are each wholly-owned subsidiaries of JPMC. JPMFAM will continue to serve as investment adviser for the Surviving Fund following the Reorganization.

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of the Surviving Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. THE INVESTMENT OBJECTIVE OF THE MERGING FUND IS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH MODERATE RISK OF CAPITAL. SEE "RISK FACTORS" AND "INVESTMENT POLICIES."

    The investment policies of the Surviving Fund generally are similar to those of the Merging Fund. However, there are certain important differences. The Surviving Fund invests its assets directly in portfolio securities, while the Merging Fund invests its assets in the Master Portfolio, which in turn invests in portfolio securities. As a fundamental policy, the Surviving Fund normally invests at least 80% of its total assets in municipal obligations whose interest payments are (i) excluded from gross income and (ii) excluded from the federal alternative minimum tax on individuals.

    The Surviving Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. or another national rating organization. It may also invest in unrated securities of comparable quality. THE MERGING FUND MAY INVEST UP TO 10% OF ITS

ASSETS IN NON-INVESTMENT GRADE SECURITIES (SOMETIMES CALLED "JUNK BONDS") RATED B OR BB/BA OR THE UNRATED EQUIVALENT.

    The Surviving Fund is not diversified under the 1940 Act, which means it can invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. THE MERGING FUND IS DIVERSIFIED UNDER THE 1940 ACT.

    The average dollar-weighted maturity of the Surviving Fund's portfolio will be between three and 10 years. THE MERGING FUND'S SECURITIES MAY BE OF ANY MATURITY BUT UNDER NORMAL MARKET CONDITIONS THE MERGING FUNDS DURATION WILL GENERALLY RANGE BETWEEN FOUR AND SEVEN YEARS.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

    The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of fixed income securities. In particular, the value of shares of the Surviving Fund will be influenced by the performance of the securities selected for its portfolio. The principal value of fixed-income investments tends to fall when prevailing interest rates rise. A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Surviving Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Surviving Fund's total assets may be invested in any one municipality, which could increase this risk. Normally, the Surviving Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. The Surviving Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

    The investment adviser for the Surviving Fund is JPMFAM. JPMFAM oversees the asset management of the Surviving Fund. As compensation for its services, JPMFAM receives a management fee from the Surviving Fund at an annual rate of 0.30% of average daily net assets. The Merging Fund currently pays a management fee indirectly to JPMIM at an annual rate of 0.30% of average daily net assets. Following the Reorganization, JPMFAM will manage the Surviving Fund's assets and will receive a fee at an annual rate of 0.30% of average daily net assets.

OTHER SERVICES

    J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. The Chase Manhattan Bank ("Chase") serves as shareholder servicing agent, administrator, fund accountant and custodian, and an affiliate of the Distributor serves as sub-administrator. DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

    As of August 11, Chase will receive an administration fee from the Surviving Fund of 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund pays Morgan, its administrator, a fee at an effective rate of 0.048% of its average daily net assets.

ORGANIZATION

    Each of MFST and JPMF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMF, and the Surviving Fund is organized as a series of MFST.

PURCHASES, REDEMPTIONS AND EXCHANGES

    After the Reorganization, the procedures for making purchases, redemptions and exchanges of shares of the Surviving Fund will be as described in this Combined Prospectus/Proxy Statement and in the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

    The table below shows (i) information regarding the fees and expenses paid by the Merging Fund for the most recent fiscal year that reflect current expense reimbursement arrangements; and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization and the Concurrent Reorganization. Under the proposed Reorganization, holders of shares of the Merging Fund will receive Select Class Shares of the Surviving Fund. The Surviving Fund currently offers Institutional Class Shares (which class will not be distributed to Merging Fund shareholders as a result of the Reorganization and therefore no information on this class is shown in the table shown). In connection with the Reorganization and Concurrent Reorganization, this class will be renamed "Select Class" and the Surviving Fund will introduce a new Institutional Class of shares.

    The table indicates that while the contractual (pre-waiver) total expense ratio for current shareholders of the Merging Fund will be higher following the Reorganization, the actual (post-waiver) total expense ratio for current shareholders of the Merging Fund is anticipated to be less or stay the same for at least three years following the Reorganization. This is because Chase, the Surviving Fund's administrator, has contractually agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for three years after the Reorganization.

                                                        THE
                                                      MERGING
                                                    FUND SHARES
                                                    -----------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) when you buy shares,
  shown as % of the offering price                    None
  Maximum Deferred Sales Charge (Load) shown as
  lower of original purchase price or redemption
  proceeds                                            None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.30%
Distribution (12b-1) Fees                             None
Other Expenses                                          0.37%
                                                        ----
Total Annual Fund Operating Expenses                    0.67%
                                                        ====

    The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

                                                       THE SURVIVING FUND
                                                    PRO FORMA WITH CONCURRENT
                                                         REORGANIZATION
                                                    -------------------------
                                                       SELECT CLASS SHARES
                                                    -------------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) when you buy shares,
  shown as % of the offering price                       None
  Maximum Deferred Sales Charge (Load) Shown as
  lower of original purchase price or redemption
  proceeds                                               None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                0.30%
Distribution (12b-1) Fees                                None
Other Expenses                                                 0.44%
                                                              -----
Total Annual Fund Operating Expense                            0.74%
                                                              =====
Fee Waivers and Expense Reimbursements(a)                     (0.08)%
                                                              -----
Net Expenses                                                   0.66%
                                                              =====

---------------------

(a) Reflects an agreement by Chase, an affiliate of JPMC, to reimburse the Surviving Fund to the extent operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.66% of average daily net assets with respect to Select Class
     Shares for three years after the Reorganization.

    EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

    - you invest $10,000;

    - you sell all of your shares at the end of each period;

    - your investment has a 5% return each year; and

    - you pay net expenses for three years after the Reorganization and total annual operating expenses thereafter as indicated in the table above.

    Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
THE MERGING FUND                 $68     $214     $373      $835
PRO FORMA THE SURVIVING FUND
  WITH CONCURRENT
  REORGANIZATION
  Select Class Shares            $67     $211     $387      $895

                                  RISK FACTORS

    The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund generally has investment policies and investment restrictions generally similar to those of the Merging Fund. Therefore, there should be similarities between the risk factors associated with the Surviving Fund and the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

    All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMFAM's expectations regarding particular securities or markets are not met. Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.

    The principal value of fixed-income investments tends to fall when prevailing interest rates rise. A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Surviving Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's total assets may be invested in any one municipality, which could increase this risk.

    The Surviving Fund is not diversified under the 1940 Act. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Surviving Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Surviving Fund could be more susceptible to developments that affect those projects. THE MERGING FUND IS DIVERSIFIED UNDER THE 1940 ACT.

    Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

    Normally, the Surviving Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

    Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Surviving Fund could increase if the banking or financial sector suffers an economic downturn.

    The Surviving Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

    The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one. A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

    Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Surviving Fund's original investment.

    Investments in the Surviving Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

    The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

    In connection with the Reorganization and the Concurrent Reorganization, the Merging Fund will cease investing in the Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, MFST will issue at the Effective Time of the Reorganization full and fractional Select Class shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

    Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Select Class Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Select Class shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

    The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

    After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

    The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on or about September 1, 2001 or such other date as is agreed to by the parties.

    In addition, the consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.

    The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

    The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the

Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

    The JPMF Board met on January 23 and 24 and on March 26 and 27, 2001 and the MFST Board met on February 22 and on April 3, 2001, and each considered and discussed the proposed Reorganization. The Trustees of each Board discussed the advantages of reorganizing the Merging Fund into the Surviving Fund.

    The Board of each trust has determined that it is in the best interests of its Fund's shareholders to combine the Merging Fund with the Surviving Fund. This Reorganization is part of the general integration of the J.P. Morgan and former Chase Vista funds into a single mutual fund complex. In reaching the conclusion that the Reorganization is in the best interests of the Fund's shareholders, each Board considered a number of factors including, among others: the terms of the Reorganization Plan; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated effect of such Reorganization on the relevant Fund and its shareholders; the investment advisory services supplied by the Surviving Fund's investment adviser; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; and the recommendations of the relevant Fund's current investment adviser with respect to the proposed Reorganization. In addition, each Board took into account that, notwithstanding the fact that the Surviving Fund currently pays a higher administration fee than the Merging Fund, Chase agreed to cap the total expenses as set forth in the expense table above and to institute a breakpoint in the administration fee from 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion to 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund pays its administrator, Morgan, a fee at an effective rate of 0.048% of its average daily net assets.

    Each Board also considered additional benefits expected to arise out of the integration of the J.P. Morgan and Chase Vista mutual fund complexes. Among these benefits, the Boards considered: (1) Surviving Fund shareholders would be able to exchange into a larger number and greater variety of funds; (2) the administrator's intent to enhance its ability effectively to monitor and oversee the quality of all Fund service providers, including the investment adviser, distributor, custodian and transfer agent; (3) the administrator's undertaking to waive fees or reimburse the Surviving Fund's expenses in order that the total expense ratio of each share class of the Merging Fund does not increase during the period specified in the expense table; (4) the fact that all costs and expenses of the Reorganization would be borne by JPMC; and (5) the fact that the Reorganization would constitute a tax-free reorganization.

    After considering the foregoing factors, together with such information as it believed to be relevant, and in light of its fiduciary duties under federal and state law, each Board determined that the proposed Reorganization is in the best interests of the applicable Fund and its shareholders, determined the interests of the shareholders would not be diluted as a result of the Reorganization, approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Merging Fund Shareholders for approval.

    THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

    The JPMF Board has not determined what action the Merging Fund will take in the event Shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

INFORMATION RELATING TO CONCURRENT REORGANIZATION

    The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in a reorganization plan which is substantially similar to the Reorganization Plan you are considering. In connection with the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolio will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the simultaneous consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

    Consummation of the Reorganization is subject to the condition that JPMF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Surviving Fund Shares and the liquidating distributions to shareholders of the Surviving Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction;
(iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Surviving Fund Shares solely in exchange for their Merging Fund Shares; (v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization;
(vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Surviving Fund Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

    JPMF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

    Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as another fund as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of February 28, 2001: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the Concurrent Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently offers Institutional Class shares. In connection with the Reorganization and the Concurrent Reorganization, this class will be renamed "Select Class" and the Surviving Fund will introduce a new Institutional Class of shares.

                                 CAPITALIZATION
                    PRO FORMA WITH CONCURRENT REORGANIZATION
              (AMOUNTS IN THOUSANDS, EXCEPT FOR PER SHARE AMOUNTS)

                                BENEFICIAL                            NET ASSET
                                 INTEREST      SHARES                 VALUE PER
                                OUTSTANDING  OUTSTANDING  NET ASSETS    SHARE
                                -----------  -----------  ----------  ---------
J.P. MORGAN FUNDS
  Tax Exempt Bond (the Merging
    Fund)                         29,761        --        $  354,798   $11.92
  Institutional Tax Exempt
    Bond                          52,586        --        $  541,218   $10.29
THE SURVIVING FUND
  Institutional Shares             --          65,766     $  705,863   $10.73
PRO FORMA COMBINED WITH
  CONCURRENT REORGANIZATION
  Select Class Shares              --          98,823     $1,060,661   $10.73
  Institutional Class Shares       --          50,426     $  541,218   $10.73

                              INVESTMENT POLICIES

    The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund generally has similar investment policies to those of the Surviving Fund. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

OBJECTIVE

    The investment objective of the Surviving Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. THE INVESTMENT OBJECTIVE OF THE MERGING FUND IS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH MODERATE RISK OF CAPITAL. Both Funds may change their objective without shareholder approval.

MAIN INVESTMENT STRATEGIES

    The Surviving Fund invests its assets directly in portfolio securities. THE MERGING FUND INVESTS ITS ASSETS IN THE MASTER PORTFOLIO, WHICH IN TURN INVESTS IN PORTFOLIO SECURITIES.

    As a fundamental policy, the Surviving Fund normally invests at least 80% of its total assets in municipal obligations whose interest payments are:

    - excluded from gross income, and

    - excluded from the federal alternative minimum tax on individuals.

Municipal obligations are those issued by states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities.

    The Surviving Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. or another national rating organization. It may also invest in unrated securities of comparable quality. THE MERGING FUND MAY INVEST UP TO 10% OF ITS ASSETS IN NON-INVESTMENT GRADE SECURITIES (SOMETIMES CALLED "JUNK BONDS") RATED B OR BB/BA OR THE UNRATED EQUIVALENT.

    The Surviving Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

    The Surviving Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

    The average dollar-weighted maturity of the Surviving Fund's portfolio will be between three and ten years. THE MERGING FUND'S SECURITIES MAY BE OF ANY MATURITY, BUT IT'S DURATION GENERALLY WILL RANGE BETWEEN FOUR AND SEVEN YEARS.

    Under normal market conditions, the Surviving Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

    No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

    The Surviving Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

    The Surviving Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts. The Surviving Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

    There may be times when there are not enough securities available to meet the Surviving Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

    The Surviving Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

    How frequently the Surviving Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT RESTRICTIONS

    The Surviving Fund and the Merging Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund, which means the vote of the lesser of
(i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding voting shares of a Fund are present or represented by proxy, and (ii) more than 50% of the outstanding voting shares of a Fund.

                  SURVIVING FUND                                       MERGING FUND
--------------------------------------------------  --------------------------------------------------
The Surviving Fund is non-diversified under the     The Merging Fund may not make any investment
1940 Act.                                           inconsistent with the Fund's classification as a
                                                    diversified investment company under the 1940 Act.

The Surviving Fund may not purchase the securities  The Merging Fund may not purchase any security
of any issuer (other than securities issued or      which would cause it to concentrate its
guaranteed by the U.S. government or any of its     investments in the securities of issuers primarily
agencies or instrumentalities, or repurchase        engaged in any particular industry except as
agreements secured thereby) if, as a result, more   permitted by the Commission.
than 25% of the Surviving Fund's total assets
would be invested in the securities of companies
whose principal business activities are in the
same industry. Notwithstanding the foregoing, with
respect to the Surviving Fund's permissible
futures and options transactions in U.S.
Government securities, positions in such options
and futures shall not be subject to this
restriction. This restriction is not applicable to
investments in municipal obligations where the
issuer is regarded as a state, city, municipality
or other public authority since such entities are
not members of any "industry."

The Surviving Fund may not borrow money, except     The Merging Fund may not borrow money, except to
for temporary or emergency purposes, or by          the extent permitted by applicable law.
engaging in reverse repurchase transactions, in an
amount not exceeding 33 1/3% of the value of its
total assets at the time when the loan is made and
may pledge, mortgage or hypothecate no more than
1/3 of its net assets to secure such borrowings.
Any borrowings representing more than 5% of the
Surviving Fund's total assets must be repaid
before the Surviving Fund may make additional
investments.

                  SURVIVING FUND                                       MERGING FUND
--------------------------------------------------  --------------------------------------------------
The Surviving Fund may not purchase or sell         The Merging Fund may not purchase or sell
physical commodities unless acquired as a result    commodities or commodity contracts unless acquired
of ownership of securities or other instruments     as a result of ownership of securities or other
but this shall not prevent the Fund from            instruments issued by persons that purchase or
(i) purchasing or selling options and futures       sell commodities or commodities contracts; but
contracts or from investing in securities or other  this shall not prevent the Merging Fund from
instruments backed by physical commodities or       purchasing, selling and entering into financial
(ii) engaging in forward purchases or sales of      futures contracts (including futures contracts on
foreign currencies or securities.                   indices of securities, interest rates and
                                                    currencies), options on financial futures
                                                    contracts (including futures contracts on indices
                                                    of securities, interest rates and currencies),
                                                    warrants, swaps, forward contracts, foreign
                                                    currency spot and forward contracts or other
                                                    derivative instruments that are not related to
                                                    physical commodities.

The Surviving Fund may not make loans, except that  The Merging Fund may make loans to other persons, the Surviving Fund may: (i) purchase and hold debt  in accordance with the Fund's investment objective
instruments (including without limitation, bonds,   and policies and to the extent permitted by
notes, debentures or other obligations and          applicable law.
certificates of deposit, bankers' acceptances and
fixed time deposits) in accordance with its
investment objectives and policies; (ii) enter
into repurchase agreements with respect to
portfolio securities; and (iii) lend portfolio
securities with a value not in excess of one-third
of the value of its total assets. SHAREHOLDERS OF
THE SURVIVING FUND CURRENTLY ARE CONSIDERING A
PROPOSAL THAT, IF PASSED AT A SHAREHOLDER MEETING
TO BE HELD THE SAME DAY AS THE MEETING OF THE
MERGING FUND, WOULD ADOPT A FUNDAMENTAL INVESTMENT
RESTRICTION REGARDING LOANS SIMILAR TO THE MERGING
FUND'S RESTRICTION.

    Neither Fund may issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

    Neither Fund may underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.

    Neither Fund may purchase or sell real estate (including, for the Surviving Fund, real estate limited partnerships), except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and (c) make direct investments in mortgages.

    Notwithstanding any other investment policy or restriction, the Surviving Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Surviving Fund. The Merging Fund currently invests all of its investable assets in the Master Portfolio. Following the Reorganizations, the Merging Fund will invest directly in portfolio securities.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Surviving Fund and/or the Merging Fund and may be changed by their respective Trustees.

                  SURVIVING FUND                                       MERGING FUND
--------------------------------------------------  --------------------------------------------------
The Surviving Fund may not invest more than 15% of  The Merging Fund may not acquire any illiquid
its net assets in illiquid securities.              securities, such as repurchase agreements with
                                                    more than seven days to maturity or fixed time
                                                    deposits with a duration of over seven calendar
                                                    days, if as a result thereof, more than 15% of the
                                                    market value of the Merging Fund's net assets
                                                    would be in investments which are illiquid.

The Surviving Fund may not make short sales of      The Merging Fund may not purchase securities on
securities, other than short sales "against the     margin, make short sales of securities, or
box, or purchase securities on margin except for    maintain a short position, provided that this
short-term credits necessary for clearance of       restriction shall not be deemed to be applicable
portfolio transactions, provided that this          to the purchase or sale of when-issued or delayed
restriction will not be applied to limit the use    delivery securities, or to short sales that are
of options, futures contracts and related options,  covered in accordance with Commission rules.
in the manner otherwise permitted by the
investment restrictions, policies and investment
program of the Fund. The Surviving Fund does not
have the current intention of making short sales
against the box.

The Surviving Fund may invest up to 5% of its       The Merging Fund may not acquire securities of
total assets in the securities of any one           other investment companies, except as permitted by
investment company, but may not own more than 3%    the 1940 Act or any order pursuant thereto.
of the securities of any one investment company or
invest more than 10% of its total assets in the
securities of other investment companies.

The Surviving Fund may not purchase or sell         The Merging Fund is not subject to a similar non-
interests in oil, gas or mineral leases.            fundamental restriction.

The Surviving Fund may not write, purchase or sell  The Merging Fund is not subject to a similar non-
any put or call option or any combination thereof,  fundamental restriction.
provided that this shall not prevent (i) the
writing, purchasing or selling of puts, calls or
combinations thereof with respect to portfolio
securities or (ii) with respect to the Surviving
Fund's permissible futures and options
transactions, the writing, purchasing, ownership,
holding or selling of futures and options
positions or of puts, calls or combinations
thereof with respect to futures.

The Surviving Fund may not, with respect to 50% of  The Merging Fund is not subject to a similar non-
its assets, hold more than 10% of the outstanding   fundamental restriction.
voting securities of any issuer.

    There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

    Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares will be those of the Surviving Fund, which are generally similar to those of the Merging Fund. Please note that the Surviving Fund currently offers Institutional Class shares. In connection with the Reorganization and the Concurrent Reorganization, this class will be renamed "Select Class" and the Surviving Fund will introduce a new Institutional Class of shares. The following discussion applies to Select Class shares. This section is qualified in its entirety by the discussion in the preliminary Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

BUYING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    The price shareholders pay for their shares is the net asset value per share
(NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.

    The NAV of each class of the Surviving Fund's shares is generally calculated once each day at the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

    The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange, it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after the close of regular trading on the New York Stock Exchange, it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Surviving Fund is open for business.

    If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.

    The Surviving Fund has the right to reject any purchase order for any reason.

    The investment minimum for Select Class Shares is $1,000,000. However, shareholders who receive Select Class Shares as a result of the Reorganization may purchase new Select Class Shares in the Surviving Fund and may purchase Select Class Shares in other JPMorgan Funds with an investment minimum of $2,500. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m., Eastern time, on the settlement date.

    Shareholders seeking to buy Select Class Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

SELLING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.

    Under normal circumstances, if a request is received before the close of regular trading on the New York Stock Exchange, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days only when permitted by federal securities laws.

    A shareholder who purchased through an investment representative or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

    Shareholders may also sell their shares by contacting the Center directly by calling 1-800-622-4273 or contact your financial intermediary.

EXCHANGING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Select Class Shares of the Surviving Fund may be exchanged for Select Class Shares in certain other JPMorgan Funds.

    For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange.

    The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Surviving Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

    For Select Class Shares, if the balance falls below the applicable investment minimum for 30 days as a result of selling shares (and not because of performance), then the Surviving Fund reserves the right to request that you buy more shares or close your account. At least 60 days' notice will be given before closing the account.

    Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Surviving Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not follow reasonable procedures.

    It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

    MFST, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents will agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares held by investors serviced by the shareholder servicing agent.

    JPMFAM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

    The Surviving Fund will issue multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Surviving Fund shares may receive a different amount for each class.

                            DISTRIBUTIONS AND TAXES

    The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

    The Surviving Fund distributes any net investment income at least monthly. Net capital gain is distributed annually. You have three options for your Surviving Fund distributions. You may:

    - reinvest all of them in additional Surviving Fund shares;

    - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

    - take all distributions in cash or as a deposit in a pre-assigned bank account.

    If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

    Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

    If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

    Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

    The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                AND THE SURVIVING FUND'S ORGANIZATION STRUCTURE

    There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

    The Merging Fund is organized as a series of JPMF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMF's operations are governed by JPMF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

    The Surviving Fund is organized as a series of MFST, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFST's operations are governed by MFST's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

    Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMF's Trustees and the business of the Surviving Fund is managed by MFST's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

    Information concerning the current Trustees and officers of MFST and JPMF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

    Each of MFST and JPMF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either MFST or JPMF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of MFST or JPMF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither MFST nor JPMF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFST or JPMF.

SHAREHOLDER VOTING RIGHTS

    With respect to all matters submitted to a vote of shareholders, shareholders of MFST are entitled to one vote (or a fraction thereof) for each share (or a fraction thereof) owned on the record date, and shareholders of JPMF are entitled to the number of votes (or "voting shares") equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.

    A vacancy in the Board of either MFST or JPMF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of two-thirds of the outstanding shares (in the case of MFST), or voting shares (in the case of JPMF) of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

    Under Massachusetts law, shareholders of either MFST or JPMF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFST and JPMF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFST and JPMF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

    Under the Declaration of Trust of each of MFST and JPMF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFST and JPMF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

    The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFST and JPMF are available without charge upon written request to that trust.

       INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

    As noted above, the investment adviser of the Master Portfolio (and therefore the Merging Fund's assets) is JPMIM. Pursuant to an Advisory Agreement, the investment adviser of the Surviving Fund is JPMFAM. JPMFAM is responsible for the day-to-day management of the Surviving Fund.

DESCRIPTION OF JPMFAM

    JPMFAM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMFAM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. As of March 31, 2001, JPMFAM and certain of its affiliates (including JPMIM) provided investment management services with respect to assets of approximately $607.7 billion.

    Under the Advisory Agreement, JPMFAM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMFAM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. Under the Advisory Agreement, JPMFAM is obligated to furnish employees, office space and facilities required for the operation of the Surviving Fund. The services provided to the Surviving Fund by JPMFAM are substantially similar to the services currently provided to the Master Portfolio and, therefore, indirectly to the Merging Fund by JPMIM.

    EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMFAM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.30%. The Master Portfolio and, therefore, indirectly the Merging Fund also currently pay 0.30% of average net assets with respect to its assets in the Master Portfolio to JPMIM for its advisory services. JPMFAM may waive fees from time to time.

    Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMFAM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

    SUBCONTRACTING. JPMFAM is authorized by the Advisory Agreement to employ or associate with such other persons or entities as it believes to be appropriate to assist it in the performance of its duties. Any such person is required to be compensated by JPMFAM, not by the Surviving Fund, and to be approved by the shareholders of that Fund as required by the 1940 Act.

    LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMFAM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by MFST or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

    DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of MFST or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the MFST Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMFAM, and by JPMFAM on 60 days' written notice to MFST.

PORTFOLIO MANAGER

    The Surviving Fund will be managed by a team comprised of individuals from JPMFAM.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    JPMFAM, as the investment adviser to the Surviving Fund, has responsibilities with respect to the Fund's portfolio transactions and brokerage arrangements pursuant to the Fund's policies, subject to the overall authority of the MFST Board.

    Under the Advisory Agreement, JPMFAM, subject to the general supervision of the Board, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Surviving Fund with brokers and dealers selected by JPMFAM. These brokers and dealers may include brokers or dealers affiliated with JPMFAM to the extent permitted by the 1940 Act and MFST's policies and procedures applicable to the Fund. JPMFAM shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to such Fund. In assessing the best overall terms available for any transaction, JPMFAM shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to JPMFAM, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In no event shall JPMFAM be under any duty to obtain the lowest commission or the best net price for the Fund on any particular transaction, nor shall JPMFAM be under any duty to execute any order in a fashion either preferential to such Fund relative to other accounts managed by JPMFAM or otherwise materially adverse to such other accounts.

    In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to JPMFAM, the Fund and/or the other accounts over which JPMFAM exercises investment discretion. JPMFAM is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if JPMFAM determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of JPMFAM with respect to accounts over which it exercises investment discretion. JPMFAM shall report to the Board regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to such Fund.

    In executing portfolio transactions for the Fund, JPMFAM may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other funds or its other clients if, in JPMFAM's reasonable judgment, such aggregation
(i) will result in an overall economic benefit to such fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in MFST's registration statement, as the case may be, and the Fund's Prospectus and Statement of Additional Information. In such event, JPMFAM will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to such Fund and such other clients.

    It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which JPMFAM exercises investment discretion. Conversely, MFST or any of its portfolios may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

OTHER SERVICES

    The Distributor, a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the distributor for both the Surviving Fund and the Merging Fund and as sub-administrator for the Surviving Fund. An affiliate of the Distributor is the sub-administrator for the Merging Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

    Chase serves as administrator, shareholder servicing agent, fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent, for the Surviving Fund. The services provided by Chase include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, Chase is responsible for the daily safekeeping of securities and cash held by the Surviving Fund. The principal business address of Chase is 270 Park Avenue, New York, NY 10017.

    As of August 11, 2001, Chase will receive an administration fee from the Surviving Fund of 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund pays Morgan, its administrator, a fee at an effective rate of 0.048% of its average daily net assets.

                                  PROPOSAL 2:
                              ELECTION OF TRUSTEES

    It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you were still a shareholder in JPMF, you are entitled to vote on this proposal. Shareholders of MFST are being asked to approve the same Trustees as are being proposed for JPMF.

    In connection with the recent merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMFAM, JPMIM and their affiliates be reorganized. JPMC and the Boards considered that the Boards of Trustees for the registered investment companies advised by J.P. Morgan Investment Management Inc. and the registered investment companies advised by J.P. Morgan Fleming Asset Management (USA) Inc. also be integrated and streamlined into a consolidated Board of Trustees to serve all of the funds in the Fund Complex (as defined below) (the "Consolidated Board"). It is anticipated that having a Consolidated Board will enhance the governance of the larger Fund Complex and is consistent with the prior practice of having a single Board for each predecessor fund complex. JPMC believes, and the respective Boards similarly concluded, that the Consolidated Board will increase administrative efficiencies for JPMC and the funds in the Fund Complex and will benefit shareholders of all such funds. The eight individuals who are being proposed for election to the Consolidated Board, and hence the Nominees described in this Proposal, were nominated after a careful and deliberate selection process by the respective Nominating Committees and Boards of Trustees. This selection process included the consideration of various factors, such as the desire to balance the respective expertise of the various candidates and diversity of background, the historical experience of various Trustees and Advisory Board members of the predecessor complexes, the sizes of the Boards and each of the Fund Complexes and related future cost savings, the practicalities dictated by the age 70 mandatory retirement policy of the registered investment companies advised by J.P. Morgan Investment Management Inc. and other factors the Boards deemed relevant. Therefore, the Nominees include certain current Trustees of MFST and certain current Trustees of JPMF (including JPMF's Advisory Board). Each Nominee has consented to being named in this Combined Prospectus/Proxy Statement and has agreed to serve as a Trustee if elected. Each Trustee will hold office for a term of unlimited duration subject to the current mandatory retirement age of 70(1). The Trustees have no reason to believe that any Nominee will be unavailable for election.

    Shareholders of MFST are concurrently considering the election of the same individuals to the Board of Trustees of MFST. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of MFST and JPMF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

    The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.
---------------------

(1) Each Nominee is grandfathered with respect to the mandatory retirement age for three years from the date of election.

    THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

    The affirmative vote of the holders of more than 50% of the voting shares of JPMF present, in person or by proxy, at the joint meeting is required to elect a Trustee of JPMF, provided that at least one-third of the outstanding voting shares of JPMF is represented at the joint meeting, either in person or by proxy. In the event that the requisite vote is not reached, the current Trustees would remain as the only Trustees of JPMF.

    The following are the nominees:

        NAME OF NOMINEE AND                                  BUSINESS EXPERIENCE AND
         CURRENT POSITION            TRUSTEE OF               PRINCIPAL OCCUPATIONS
         WITH FUND COMPLEX           JPMF SINCE  AGE       DURING THE PAST FIVE YEARS
-----------------------------------  ----------  ----  -----------------------------------
William J. Armstrong--Trustee of      Nominee     59   Retired; formerly Vice President
  certain other trusts in the Fund                     and Treasurer, Ingersoll-Rand
  Complex since 1987                                   Company (manufacturer of industrial
                                                       supplies). Address: 287 Hampshire
                                                       Ridge, Park Ridge, NJ 07656.

        NAME OF NOMINEE AND                                  BUSINESS EXPERIENCE AND
         CURRENT POSITION            TRUSTEE OF               PRINCIPAL OCCUPATIONS
         WITH FUND COMPLEX           JPMF SINCE  AGE       DURING THE PAST FIVE YEARS
-----------------------------------  ----------  ----  -----------------------------------
Roland R. Eppley, Jr.--Trustee of     Nominee     68   Retired; formerly President and
  certain other trusts in the Fund                     Chief Executive Officer, Eastern
  Complex since 1989                                   States Bankcard Association Inc.
                                                       (financial services) (1971-1988);
                                                       Director, Janel Hydraulics, Inc.;
                                                       formerly Director of The Hanover
                                                       Funds, Inc. (open-end mutual
                                                       funds). Address: 105 Coventry
                                                       Place, Palm Beach Gardens, FL
                                                       33418.
Ann Maynard Gray--Member of           Nominee     55   Former President, Diversified
  Advisory Board of the Trust and                      Publishing Group and Vice
  certain other trusts in the Fund                     President, Capital Cities/ABC, Inc.
  Complex since 2000                                   Ms. Gray is also a director of Duke
                                                       Energy Corporation and Elan
                                                       Corporation, plc (pharmaceuticals).
                                                       Address: 1262 Rockrimmon Road,
                                                       Stamford, CT 06903.
Matthew Healey--Chairman of the         1982      63   Former Chief Executive Officer of
  Trust and certain other trusts in                    the Trust through April 2001;
  the Fund Complex; Trustees of                        Chairman, Pierpont Group (provides
  certain trusts in the Fund                           services to trustees of investment
  Complex since 1982                                   companies), since prior to 1993.
                                                       Address: Pine Tree Country Club
                                                       Estates, 10286 Saint Andrews Road,
                                                       Boynton Beach, Florida 33436.
Fergus Reid, III*--Chairman of        Nominee     68   Chairman and Chief Executive
  certain other trusts in the Fund                     Officer, Lumelite Corporation
  Complex; Trustee of certain                          (plastics manufacturing), since
  trusts in the Fund Complex since                     September 1985; Trustee, Morgan
  1984                                                 Stanley Funds. Address: 202 June
                                                       Road, Stamford, CT 06903.
James J. Schonbachler--Member of      Nominee     58   Retired; Prior to September, 1998,
  Advisory Board of the Trust and                      Managing Director, Bankers Trust
  certain other trusts in the Fund                     Company and Group Head and
  Complex since 2000                                   Director, Bankers Trust A.G.,
                                                       Zurich and BT Brokerage Corp.
                                                       (financial services). Address:
                                                       3711 Northwind Court, Jupiter, FL
                                                       33477.
Leonard M. Spalding, Jr.*--Trustee    Nominee     65   Retired; formerly Chief Executive
  of certain other trusts in the                       Officer of Chase Mutual Funds
  Fund Complex since 1998                              Corp.; formerly President and Chief
                                                       Executive Officer of Vista Capital
                                                       Management (investment management);
                                                       and formerly Chief Investment
                                                       Executive of The Chase Manhattan
                                                       Private Bank (investment
                                                       management). Address: 2025 Lincoln
                                                       Park Road, Springfield, KY 40069.
H. Richard Vartabedian--Trustee of    Nominee     65   Former President of certain other
  certain other trusts in the Fund                     trusts in the Fund Complex through
  Complex since 1992                                   April 2001; Investment Management
                                                       Consultant; formerly, Senior
                                                       Investment Officer, Division
                                                       Executive of the Investment
                                                       Management Division of The Chase
                                                       Manhattan Bank, N.A., 1980-1991.
                                                       Address: P.O. Box 296, Beach Road,
                                                       Hendrick's Head, Southport, ME
                                                       04576.

-------------------

  *  Mr. Spalding is deemed to be an "interested person" (as defined in the 1940
     Act) due to his ownership of equity securities of affiliates of JPMC. It is anticipated that Mr. Reid will be named Chairman of the Trust and therefore may be deemed to be an "interested person" of the Trust.

    If elected, each nominee would oversee 81 separate portfolios.

    The Board of Trustees and Advisory Board Members of JPMF each met five times during the 2000 calendar year, and each of these individuals attended at least 75% of the meetings of the Board and any committee on which he or she serves.

    The Board of Trustees of JPMF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer, Burns, Mallardi and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the 2000 calendar year.

    The Board of Trustees of JPMF presently has a Nominating Committee. The members of the Nominating Committee are Messrs. Addy, Eschenlauer, Burns and Mallardi. The function of the Nominating Committee is to nominate trustees for the Board to consider. The Nominating Committee met one time during the 2000 calendar year.

    A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of JPMF, the Master Portfolio and certain other investment companies in the Fund Complex, up to and including creating a separate board of trustees.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

    Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the investment companies in the Fund Complex which is allocated among all investment companies for which the Trustee serves and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

    Compensation expenses paid or accrued for the calendar year ended December 31, 2000 for each nominee are set forth below.

                                           COMPENSATION FROM         PENSION OR RETIREMENT  TOTAL COMPENSATION FROM
                                        "MORGAN FUND COMPLEX"(1)           BENEFITS            "FUND COMPLEX"(2)
                                     ------------------------------  ---------------------  -----------------------
William J. Armstrong                                 NA                    $ 41,781              $ 90,000(10)(3)
Roland R. Eppley, Jr.                                NA                    $ 58,206              $ 91,000(10)(3)
Ann Maynard Gray                                $75,000                          NA              $ 75,000(17)(3)
Matthew Healey(4)                               $75,000                          NA              $ 75,000(17)(3)
Fergus Reid, III                                     NA                    $110,091              $202,750(10)(3)
James J. Schonbachler                           $75,000                          NA              $ 75,000(17)(3)
Leonard M. Spalding, Jr.                             NA                    $ 35,335              $ 89,000(10)(3)
H. Richard Vartabedian                               NA                    $ 86,791              $134,350(10)(3)

-------------------

(1) The Morgan Fund Complex generally means registered investment companies advised by JPMIM.
(2) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The Fund Complex for which the nominees will serve includes 14 investment companies (as used herein, registered investment companies advised by JPMIM and JPFAM).
(3) Total number of investment company boards with respect to Trustees, or Advisory Boards with respect to Advisory Board members, served on within the Fund Complex.
(4)  Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont
     Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

ONE-TIME RETIREMENT PACKAGE FOR MORGAN FUND COMPLEX

    Inasmuch as the Morgan Fund Complex does not have any retirement plan for its Trustees and JPMC will also benefit from the administrative efficiencies of a consolidated board, JPMC volunteered to pay a one-time retirement package to the Trustees of the Morgan Fund Complex and the Advisory Board members who will leave the Board of Trustees or Advisory Board of the Morgan Fund Complex prior to their normal retirement date. For each retiring Trustee, the retirement package is equal to three times the annual fee (which may increase) for the new combined Board per Trustee; for each retiring Advisory Board member, the retirement package is one and a half times the annual fee (which may increase) for the new combined Board per Trustee.

SURVIVING FUND'S RETIREMENT PLAN AND DEFERRED COMPENSATION PLAN FOR ELIGIBLE TRUSTEES

    Effective August 21, 1995, the Trustees of the former Chase Vista Funds also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by Chase. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian, who are Nominees, received $1,027,673, $800,600, $2,249,437, $463,798 and
$1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.

    Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may enter into agreements with such Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Nominees who have elected to defer compensation under such plan.

    The Trustees decide upon general policies and are responsible for overseeing JPMF's business affairs. To assist the Trustees in exercising their overall supervisory responsibility each of JPMF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMF paid Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. As part of the overall integration and reorganization of the Funds within the Fund Complex, it is anticipated that the Merging Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization. The consolidated Board of Trustees will instead look to counsel, auditors, Morgan and other service providers, as necessary.

    The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

    MERGING FUND--For the fiscal year ended August 31, 1998: $13,354. For the eleven months ended July 31, 1999: $9,770. For the fiscal year ended July 31, 2000: $6,210.

    MASTER PORTFOLIO--For the fiscal year ended August 31, 1998: $21,294. For the eleven months ended July 31, 1999: $17,915. For the fiscal year ended July 31, 2000: $12,760.

PRINCIPAL EXECUTIVE OFFICERS

    JPMF's principal executive officers are listed below. The officers conduct and supervise the business operations of JPMF. The business address of each of the officers, unless otherwise noted, is J.P. Morgan Fund Distributors, Inc., 1211 Avenue of Americas, New York, New York, 10036. Each officer will hold office for an indefinite term, but may be removed by the Board of Trustees at any time. The principal executive officers of JPMF are as follows:

NAME AND POSITION               AGE  PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS AND OTHER INFORMATION
-----------------               ---  ---------------------------------------------------------------------
David Wezdenko,                 37   Vice President, J.P. Morgan Investment Management Inc. Mr. Wezdenko
  President and Treasurer            is the Chief Operating Officer for the U.S. Mutual Funds and
  (April 2001-present)               Financial Intermediaries Business. Since joining J.P. Morgan in 1996, he has held numerous financial and operations related positions supporting the J.P. Morgan pooled funds business.
Sharon Weinberg,                41   Vice President, J.P. Morgan Investment Management Inc. Ms. Weinberg
  Vice-President and Secretary       is head of Business and Product Strategy for the U.S. Mutual Funds
  (April 2001-present)               and Financial Intermediaries business. Since joining J.P. Morgan in
                                     1996 in New York, she has held numerous positions throughout the asset management business in mutual funds marketing, legal and product development.

ACCOUNTANTS

    PricewaterhouseCoopers LLP serves as the Merging Fund's, the Master Portfolio's and the Surviving Fund's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFST or JPMF engages it to do so. Representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they desire. Such representatives are expected to be available to respond to appropriate questions at the Meeting.

    AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $37,500.

    FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. There were no financial information systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, the Master Portfolio, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000.

    ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, the Master Portfolio, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,300.

    The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

    This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

    Only the Merging Fund Shareholders of record at the close of business on April 6, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted 29,888,980.940

Merging Fund shares. Each shareholder of the Merging Fund is entitled to the number of votes equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.

    The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund voting shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund voting shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund voting shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund voting shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the voting shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

    All Merging Fund voting shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR (and therefore will have the effect of a vote against) the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on (and therefore will have the effect of a vote against) the Proposals.

    A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

    JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund) will pay the cost of the preparation, printing and mailing to its shareholders of the Combined Prospectus/Proxy Statement, accompanying Notice of Meeting, form of proxy and any supplementary solicitation of its shareholders.

    It is expected that the cost of retaining D. F. King & Co., Inc., to assist in the proxy solicitation process for the Fund Complex will not exceed $200,000 in addition to expenses, which cost will be borne by JPMC.

INTERESTED PARTIES

    On the Record Date, the Trustees and officers of JPMF as a group owned less than 1% of the outstanding shares of the Merging Fund and there were no persons who owned beneficially more than 5% of the shares of the Merging Fund.

    On the record date, the Trustees and officers of MFST as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Surviving Fund and the percentage of shares of the Surviving Fund that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at April 6, 2001 are as follows:

                                      AMOUNT      PERCENTAGE OF        PERCENTAGE OF
                                     OF SHARES  MERGING FUND OWNED  SURVIVING FUND OWNED
         NAME AND ADDRESS              OWNED      ON RECORD DATE     UPON CONSUMMATION
-----------------------------------  ---------  ------------------  --------------------
Balsa & Co Rebate Account            55,739,690.0970       83.80%          37.20%
  Mutual Funds Unit 16 HCB 340
  PO Box 2558
  Houston TX 77252-2558
Penlin & Co Rebate Account           5,904,913.2230       8.88%            3.94%
  c/o The Chase Manhattan Bank
  Attn MUT FDS/T-C
  PO Box 31412
  Rochester NY 14603-1412

PROPOSALS TO BE SUBMITTED BY SHAREHOLDERS

    The Fund does not generally hold an Annual Meeting of Shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders' meeting should send their written proposals to the Secretary of the Merging Fund at the address set forth on the cover of this Combined Prospectus/Proxy Statement.

                       ADDITIONAL INFORMATION ABOUT MFST

    Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in MFST's Statement of Additional Information, which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-348-4782. MFST is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                       ADDITIONAL INFORMATION ABOUT JPMF

    Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-521-5411. JPMF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

    The audited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal year ended July 31, 2000 and the Surviving Fund for the fiscal year ended August 31, 2000 and the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended July 31, 2000 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, of the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of

PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

    The unaudited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal period ended January 31, 2001, unaudited highlights, financial statements and notes thereto of the Surviving Fund for the fiscal period ended February 28, 2001 and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal period ended January 31, 2001 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS

    The JPMF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

    Neither MFST nor JPMF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                             SHAREHOLDER INQUIRIES

    Shareholder inquiries may be addressed to JPMF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-521-5411.

                                     * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A
                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this 11th day of May, 2001 by and among J.P. Morgan Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of J.P. Morgan Tax Exempt Bond Fund (the "Transferor Portfolio"), Mutual Fund Select Trust (the "Acquiring Trust"), a Massachusetts business trust, on behalf of JPMorgan Intermediate Tax Free Income Fund (formerly, Chase Vista Intermediate Tax Free Income Fund) (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

    (a) PLAN OF REORGANIZATION.

      (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Select Class share class in exchange for shares of the Transferor Portfolio, with the amounts of shares of each share class to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in
Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by their respective custodians and J.P. Morgan Chase & Co. The determination of said parties shall be conclusive and binding on all parties in interest.

      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

    (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on or about September 1, 2001 or such other date as is agreed to by the parties (the "Exchange Date").

      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c) VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

      (ii) The number of Select Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Select Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

      (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of February 28, 2001 there were outstanding 65,766,000 shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended August 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"). The unaudited financial statements for the Acquiring Trust with respect to the Transferor Portfolio for the fiscal period ended February 28, 2001 fairly present the financial position of the Transferor Portfolio of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to February 28, 2001 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

    (i) NO MATERIAL ADVERSE CHANGE. Since February 28, 2001, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

    (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

    (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

    (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of February 28, 2001 there were outstanding 29,761,000 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and The Tax Exempt Bond Portfolio for the fiscal year ended July 31, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and The Tax Exempt Bond Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP. The unaudited financial statements for the Transferor Trust with respect to the Transferor Portfolio and The Tax Exempt Bond Portfolio for the fiscal period ended January 31, 2001 fairly present the financial position of the Transferor Portfolio and The Tax Exempt Bond Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to January 31, 2001 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

    (h) NO MATERIAL ADVERSE CHANGE. Since January 31, 2001, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

    (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

    (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and shall continue to so qualify until the Effective Time of the Reorganization.

    (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in
Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRANSFEROR TRUST

The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this
Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since August 31, 2000.

    (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of the Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this

Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization); and
(v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

    (e) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan Institutional Tax Exempt Bond Fund, a series of J.P. Morgan Institutional Funds, into the Acquiring Portfolio shall have been consummated.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST.

The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since January 31, 2001.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d)  REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in
Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f)  TAX OPINION. The Acquiring Trust shall have received the Tax Opinion.

    (g) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan Institutional Tax Exempt Bond Fund, a series of J.P. Morgan Institutional Funds, into the Acquiring Portfolio shall have been consummated.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

    (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMFAM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or J.P. Morgan Investment Management Inc. ("JPMIM") on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. EXPENSES.

    The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees;
(vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class Shares and the Institutional Class Shares of the Acquiring Portfolio are not higher than those set forth in the Registration Statement for a period of three years after the Exchange Date.

10. NOTICES.

    Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

522 Fifth Avenue
New York, NY 10036
with a copy to:

Simpson Thacher & Bartlett
425 Lexington Avenue
New York, New York 10017
Attention: Sarah E. Cogan, Esq.

if to the Transferor Trust (for itself or on behalf of the Transferor
Portfolio):

522 Fifth Avenue
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the adviser of the Transferor Trust:

522 Fifth Avenue
New York, NY 10036

if to the adviser of the Acquiring Trust:

522 Fifth Avenue
New York, NY 10036

if to J.P. Morgan Chase & Co.:

522 Fifth Avenue
New York, NY 10036

11. RELIANCE.

    All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT.

    (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

    (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

    (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

    (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

    (e) The name "J.P. Morgan Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

    (f) The name "Mutual Fund Select Trust" is the designation of its Trustees under a Declaration of Trust dated October 1, 1996, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                                   J.P. MORGAN FUNDS

                                                   on behalf of J.P. Morgan Tax Exempt Bond Fund

                                                   By:  /s/ Sharon Weinberg
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

                                                   MUTUAL FUND SELECT TRUST

                                                   on behalf of JPMorgan Intermediate Tax Free
                                                   Income Fund

                                                   By:  /s/ Fergus Reid, III
                                                        --------------------------------------------
                                                        Name: Fergus Reid, III
                                                        Title: Chairman

Agreed and acknowledged with respect to
Section 9:

J.P. MORGAN CHASE & CO.

By:  /s/ George Gatch
     --------------------------------------------
     Name: George Gatch
     Title: Managing Director

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
                        J.P. MORGAN TAX EXEMPT BOND FUND,
                         A SERIES OF J.P. MORGAN FUNDS)

       This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated
May 12, 2001 for the Special Meeting of Shareholders of J.P. Morgan Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling the Merging Fund at 1-800-348-4782.

       Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

       Further information about the Surviving Fund and the Merging Fund is contained in each of MFST's and JPMF's Statements of Additional Information, which are incorporated herein by reference.

       The date of this Statement of Additional Information is May 12, 2001.

                               GENERAL INFORMATION


       The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

       With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of May 11, 2001 by and among JPMF, on behalf of the Merging Fund, MFST, on behalf of the Surviving Fund, and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by MFST in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

       Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of shares in the Merging Fund will receive Select Class shares of the Surviving Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

       At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMF.

       A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

       The audited financial highlights, financial statements and notes thereto of the Merging Fund and the audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in their respective Annual Reports, each dated July 31, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements and notes thereto of the Surviving Fund contained in its Annual Report dated August 31, 2000 and its Semi-Annual Report dated February 28, 2001 of Surviving Fund are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The unaudited financial highlights, financial statements and notes thereto of the Merging Fund and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio contained in their respective Semi-Annual Reports, each dated January 31, 2001, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Merging Fund's, the Master Portfolio's and the Surviving Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund and the Master Portfolio for the fiscal year ended July 31, 2000 and for the Surviving Fund for the fiscal year ended August 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     MUNICIPALS                           98.29%

                                     GENERAL OBLIGATIONS & HOUSE
                                     AUTHORITY                            58.76%

                                     ALABAMA                               0.80%
                                     Alabama State, Public School &
                                     College Authority, Capital
                                     Improvement, Ser. D, Rev., 5.25%,
       8,485                 8,485   8/1/2005                                           $     8,975      $        -    $     8,975
                                     Alabama State, Ser. A, GO, 5.50%,
       2,650                 2,650   10/1/2002                                                2,732                          2,732
                                     Shelby County, Alabama, Board of
                                     Education, Capital Outlay School
       1,000                 1,000   Warrants, 5.70%, 2/1/2009                                1,070                          1,070
                                                                                      ---------------------------------------------

                                                                                             12,777               -         12,777

                                     CALIFORNIA                            0.34%
                                     Los Angeles County, California,
                                     Public Works Financing Authority,
                                     Regional Park & Open Space
                                     District, Ser. A, Rev., ^, 6.00%,
       5,000                 5,000   10/1/2004                                                5,513                          5,513
                                                                                      ---------------------------------------------

                                     COLORADO                              0.21%
                                     Eagle, Garfield & Routt Counties,
                                     Colorado, School District No. Re
       3,000                 3,000   50J, GO, ^, 6.13%, 12/1/2004                             3,312                          3,312
                                                                                      ---------------------------------------------

                                     CONNECTICUT                           1.25%
                                     Connecticut, Series 1997 B, 5.88%,
                   7,240     7,240   6/15/17                                                                  7,858          7,858
                                     Connecticut, Series 2000 C, 5.25%,
                   6,655     6,655   12/15/11                                                                 7,142          7,142
                                     Connecticut State, Special Tax
                                     Obligation, Transportation
                                     Infrastructure, Ser. A, Rev.,
       4,735                 4,735   5.40%, 6/1/2009                                          5,003                          5,003
                                                                                      ---------------------------------------------

                                                                                              5,003          15,000         20,003

                                     DELAWARE                              0.20%
                                     Delaware Transportation Authority,
                                     Transportation System, Rev.,
       3,000                 3,000   6.00%, 7/1/2005                                          3,252                          3,252
                                                                                      ---------------------------------------------

                                     FLORIDA                               0.56%
                                     Dade County, Florida, Aviation,
       2,000                 2,000   Ser. B, Rev., 6.40%, 10/1/2006                           2,205                          2,205
                                     Florida State Board Education
                     465       465   Capital Outlay, 7.00%, 6/1/01                                              466            466
                                     Florida State, Board of Education,
                                     Capital Outlay, Public Education,
       1,495                 1,495   Ser. B, GO, 5.25%, 6/1/2012                              1,600                          1,600
                                     Florida State, Department of
                                     Corrections, Okeechobee
       2,000                 2,000   Correctional, COP, 6.00%, 3/1/2008                       2,173                          2,173
                                     Miami-Dade County, Florida,
                                     Aviation, Ser. A, Rev., 5.25%,
       2,350                 2,350   10/1/2007                                                2,487                          2,487
                                                                                      ---------------------------------------------

                                                                                              8,465             466          8,931

                                     GEORGIA                               2.83%
                                     Forsyth County, Georgia, School
       1,720                 1,720   District, GO, 5.00%, 7/1/2012                            1,800                          1,800
                                     Fulton County School District,
                   2,630     2,630   6.38%, 5/1/14                                                            3,072          3,072
                                     Georgia Municipal Electric
                                     Authority, Ser. DD, Rev., 7.00%,
       5,000                 5,000   1/1/2008                                                 5,822                          5,822
                                     Georgia State, Ser. B, GO, 6.25%,
       5,000                 5,000   4/1/2004                                                 5,372                          5,372
                                     Georgia State, Ser. D, GO, 6.00%,
       2,000                 2,000   10/1/2004                                                2,156                          2,156
                                     Georgia, Series 1991 D, 3.00%,
                  11,000    11,000   11/1/11                                                                  9,713          9,713
                                     Georgia, Series 1992 B, 6.30%,
                   3,000     3,000   3/1/10                                                                   3,450          3,450
                                     Georgia, Series 1995 B, 7.20%,
                   6,000     6,000   3/1/07                                                                   6,996          6,996

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     Gwinnett County School District,
                   2,500     2,500   Series 1992 B, 6.40%, 2/1/08                                             2,836          2,836
                                     Metropolitan Atlanta Rapid Transit
                                     Authority, Georgia, Sales Tax,
                                     Second Indenture, Ser. A, Rev., ^,
       3,700                 3,700   6.90%, 7/1/2004                                          4,140                          4,140
                                                                                      ---------------------------------------------

                                                                                             19,290          26,067         45,357

                                     HAWAI                                 0.44%
                                     Hawaii State, Ser CK, GO, ^,
       4,405                 4,405   5.25%, 9/1/2005                                          4,675                          4,675
                                     Honolulu, Hawaii, City & County,
       2,000                 2,000   Ser. A, GO, 7.35%, 7/1/2006                              2,313                          2,313
                                                                                      ---------------------------------------------

                                                                                              6,988               -          6,988

                                     ILLINOIS                              5.18%
                                     Chicago, Illinois, Metropolitan
                                     Water Reclamation District,
                                     Greater Chicago,  Capital
                                     Improvement Bonds, GO, ^, 7.00%,
       1,500                 1,500   1/1/2008                                                 1,746                          1,746
                                     Chicago, Illinois, Metropolitan
                                     Water Reclamation District,
                                     Greater Chicago, Capital
      10,000                10,000   Improvement,  GO, 5.50%, 12/1/2012                      10,895                         10,895
                                     Chicago, Illinois, Metropolitan
                                     Water Reclamation District,
                                     Greater Chicago, GO, 5.50%,
       5,000                 5,000   12/1/2008                                                5,437                          5,437
                                     Chicago, Illinois, Metropolitan
                                     Water Reclamation District,
                                     Greater Chicago, GO, 5.50%,
      10,025                10,025   12/1/2009                                               10,917                         10,917
                                     Chicago, Illinois, Metropolitan
                                     Water Reclamation District,
                                     Greater Chicago, GO, 5.95%,
       7,200                 7,200   12/1/2007                                                7,987                          7,987
                                     Chicago, Illinois, O'Hare
                                     International Airport,  General
                                     Airport, Second Lien, Ser. A,
       3,000                 3,000   Rev., 6.75%, 1/1/2006                                    3,347                          3,347
                                     Chicago, Illinois, O'Hare
                                     International Airport,  Passenger
                                     Facilities Charge,  Ser. A, Rev.,
       6,055                 6,055   5.38%, 1/1/2007                                          6,440                          6,440
                                     Chicago, Illinois,  Park District,
                                     Harbor Facilities, Rev., 5.38%,
       1,245                 1,245   1/1/2006                                                 1,315                          1,315
                                     Cook, Kane, Lake & McHenry
                                     Counties Community College
                                     District No. 512, Series 2001 A,
                                     (William Rainey Harper College),
                   4,520     4,520   5.50%, 12/1/17                                                           4,672          4,672
                                     Illinois Regional Transportation
                                     Authority, Ser. B, Rev., 6.40%,
       1,000                 1,000   6/1/2012                                                 1,165                          1,165
                                     Illinois State, 1st Ser., GO,
       1,810                 1,810   5.25%, 8/1/2005                                          1,908                          1,908
                                     Illinois State, 1st Ser., GO,
       2,565                 2,565   5.50%, 8/1/2006                                          2,751                          2,751
                                     Illinois State, 1st Ser., GO,
       4,000                 4,000   5.50%, 8/1/2007                                          4,313                          4,313
       5,485                 5,485   Illinois State, GO, 5.25%, 4/1/2004                      5,713                          5,713
       2,000                 2,000   Illinois State, GO, 5.25%, 6/1/2010                      2,125                          2,125
       1,320                 1,320   Illinois State, GO, 5.50%, 8/1/2006                      1,405                          1,405
      10,000                10,000   Illinois State, GO, 5.50%, 4/1/2010                     10,762                         10,762
                                                                                      ---------------------------------------------

                                                                                             78,226           4,672         82,898

                                     INDIANA                               1.42%
                                     Indiana Municipal Power Agency,
                                     Power Supply Systems, Ser. B,
       2,600                 2,600   Rev., 5.63%, 1/1/2005                                    2,757                          2,757
                                     Indiana Municipal Power Agency,
                                     Power Supply Systems, Ser. B,
       5,500                 5,500   Rev.,5.80%, 1/1/2008                                     6,015                          6,015
                                     Indiana State, Office Building
                                     Commission Facilities, Ser. A,
       2,485                 2,485   Rev., 5.00%, 7/1/2004                                    2,576                          2,576
                                     Indianapolis, Indiana, Gas
                                     Utility, Distribution Systems,
       7,315                 7,315   Ser. A, Rev., 5.75%, 8/15/2008                           8,030                          8,030

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     Indianapolis, Indiana, Local
                                     Public Improvement, Bond Bank,
       3,000                 3,000   Ser. A, Rev., 6.50%, 1/1/2008                            3,397                          3,397
                                                                                      ---------------------------------------------

                                                                                             22,775               -         22,775

                                     KANSAS                                0.14%
                                     Kansas State, Department of
                                     Transportation, Highway, Rev.,
       2,175                 2,175   5.00%, 9/1/2003                                          2,245                          2,245
                                                                                      ---------------------------------------------

                                     KENTUCKY                              0.02%
                                     Owensboro, Kentucky, Electric
                                     Light & Power, Rev., ^, 10.50%,
         275                   275   1/1/2004                                                   298                            298
                                                                                      ---------------------------------------------

                                     LOUISIANA                             0.22%
                                     Lake Charles, Louisiana, Harbor &
                                     Terminal District, Reynolds Metals
       3,500                 3,500   Co. Project, Rev., 5.50%, 5/1/2006                       3,571                          3,571
                                                                                      ---------------------------------------------

                                     MARYLAND                              3.38%
                                     Maryland, Series 1991-3, 6.40%,
                   3,000     3,000   7/15/03                                                                  3,045          3,045
                                     Maryland State GO, Series 2000-1,
                                     (State & Local Facilities Loan),
                   5,000     5,000   5.13%, 8/1/05                                                            5,275          5,275
                                     Maryland State, Stadium Authority,
       3,335                 3,335   Rev., 5.75%, 12/15/2008                                  3,587                          3,587
                                     Maryland State, Stadium Authority,
       3,535                 3,535   Rev., 5.80%, 12/15/2009                                  3,796                          3,796
                                     Maryland State, State & Local
                                     Facilities Loan, Third Ser., GO,
      15,640                15,640   5.80%, 10/15/2008                                       16,768                         16,768
                                     Maryland State, Transportation
                                     Authority, Transportation
                                     Facilities Project, Rev., 5.80%,
       6,500                 6,500   7/1/2006                                                 7,103                          7,103
                                     Montgomery County, (Consumer
                   7,000     7,000   Public Improvement), 4.75%, 2/1/04                                       7,220          7,220
                                     Montgomery County, (Consumer
                   7,000     7,000   Public Improvement), 5.00%, 2/1/10                                       7,403          7,403
                                                                                      ---------------------------------------------

                                                                                             31,254          22,943         54,197

                                     MASSACHUSETTS                         2.82%
                                     Chelsea, Massachusetts, School
                                     Project Loan Act of 1948, GO, ^,
       5,000                 5,000   5.90%, 6/15/2004                                         5,438                          5,438
                                     Massachusetts Bay, Transportation
                                     Authority, General Transportation
                                     Systems, Ser. A, Rev., 5.50%,
       2,045                 2,045   3/1/2014                                                 2,222                          2,222
                                     Massachusetts State GO, Series
                  14,035    14,035   2000 B, 5.75%, 6/1/12                                                   15,319         15,319
                                     Massachusetts State, Housing
                                     Finance Agency, Residential
                                     Development, Ser. C, Rev., 6.45%,
       3,000                 3,000   5/15/2004                                                3,146                          3,146
                                     Massachusetts State, Turnpike
                                     Authority, Ser. A, Rev., ^, 5.00%,
      10,000                10,000   1/1/2013                                                10,445                         10,445
                                     Massachusetts State, Water
                                     Resources Authority, Ser. C, Rev.,
       3,000                 3,000   5.25%, 12/1/2015                                         3,177                          3,177
                                     Massachusetts State, Water
                                     Resources Authority, Ser. A, Rev.,
       2,000                 2,000   5.50%, 8/1/2013                                          2,185                          2,185
                                     Southeastern, Massachusetts,
                                     University Building Authority
                                     Project, Ser. A, Rev., 5.90%,
       1,980                 1,980   5/1/2009                                                 2,138                          2,138
                                     Southeastern, Massachusetts,
                                     University Building Authority
                                     Project, Ser. A, Rev., 5.90%,
       1,000                 1,000   5/1/2010                                                 1,076                          1,076
                                                                                      ---------------------------------------------

                                                                                             29,827          15,319         45,146

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     MICHIGAN                              2.26%
                                     Michigan State, Environmental
                                     Protection Program, GO, 5.50%,
       2,030                 2,030   11/1/2004                                                2,157                          2,157
                                     Michigan State, Trunk Line, Ser.
      10,750                10,750   A, Rev., 5.25%, 11/1/2013                               11,457                         11,457
                                     Michigan State, Trunk Line, Ser.
       4,000                 4,000   A, Rev., 5.25%, 11/1/2015                                4,218                          4,218
                                     Michigan State, Underground
                                     Storage Tank, Financial Assurance
                                     Authority, Ser. I, Rev., 5.75%,
       3,565                 3,565   5/1/2010                                                 3,824                          3,824
                                     Wayne Charter County, Michigan,
                                     Airport, Ser. A, Rev., 5.25%,
      10,000                10,000   12/1/2006                                               10,537                         10,537
                                     Wayne Charter County, Michigan,
                                     Airport, Ser. A, Rev., 5.50%,
       3,780                 3,780   12/1/2007                                                4,046                          4,046
                                                                                      ---------------------------------------------

                                                                                             36,239               -         36,239

                                     MINNESOTA                             0.84%
                   9,330     9,330   Minnesota State, 5.50%, 6/1/10                                          10,201         10,201
                                     University of Minnesota, Ser. A,
       3,000                 3,000   Rev., 5.75%, 7/1/2015                                    3,316                          3,316
                                                                                      ---------------------------------------------

                                                                                              3,316          10,201         13,517

                                     MISSISSIPPI                           1.18%
                  11,150    11,150   Mississippi State, 6.20%, 2/1/08                                        12,405         12,405
                                     Mississippi State, Capital
                                     Improvements Issue, Ser. I, GO,
       4,000                 4,000   5.50%, 11/1/2006                                         4,312                          4,312
                                     Mississippi State, GO, 5.75%,
       2,000                 2,000   12/1/2012                                                2,228                          2,228
                                                                                      ---------------------------------------------

                                                                                              6,540          12,405         18,945

                                     MISSOURI                              0.08%
                                     Missouri State, Environmental
                                     Improvement & Energy Resources
                                     Authority, Water Pollution Control
                                     & Drinking Water, State Revolving
                                     Funds Program, Ser. B, Rev.,
       1,105                 1,105   5.50%, 7/1/2012                                          1,209                          1,209
                                                                                      ---------------------------------------------

                                     NEBRASKA                              0.16%
                                     American Public Energy Agency,
                                     Nebraska, Gas Supply, Public Gas
                                     Agency Project, Ser. A, Rev.,
       2,635                 2,635   5.25%, 6/1/2011                                          2,637                          2,637
                                                                                      ---------------------------------------------

                                     NEVADA                                1.17%
                                     Henderson, Nevada, Water & Sewer,
       2,415                 2,415   Ser. A, GO, 5.50%, 9/1/2008                              2,614                          2,614
       1,000                 1,000   Nevada State, GO, 6.75%, 7/1/2003                        1,010                          1,010
                                     Nevada State, Municipal Bond Bank,
       1,000                 1,000   GO, ^, 7.20%, 11/1/2004                                  1,023                          1,023
                                     Nevada State, Municipal Bond Bank,
                                     Project No. 20-23A, GO, ^, 7.20%,
       1,000                 1,000   7/1/2002                                                 1,008                          1,008
                                     Nevada State, Ser. A, GO, 5.00%,
       5,390                 5,390   7/1/2010                                                 5,629                          5,629
                                     Nevada State, Ser. A, GO, 5.60%,
       5,000                 5,000   7/15/2006                                                5,299                          5,299
                                     Nevada State, Ser. C, GO, 6.50%,
       2,000                 2,000   5/1/2005                                                 2,197                          2,197
                                                                                      ---------------------------------------------

                                                                                             18,780               -         18,780

                                     NEW JERSEY                            4.86%
                                     Elizabeth, New Jersey, GO, 6.25,
       3,245                 3,245   8/15/2008                                                3,576                          3,576
                                     Jersey City, Series 1996 A, 6.25%,
                   4,180     4,180   10/1/11                                                                  4,815          4,815

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     New Jersey Building Authority,
                                     State Building, Rev., 5.75%,
      10,000                10,000   6/15/2009                                               11,015                         11,015
                                     New Jersey Economic Development
                                     Authority, Market Transition
                                     Facility, Senior Lien, Ser. A,
         955                   955   Rev., 5.80%, 7/1/2008                                    1,029                          1,029
                                     New Jersey Economic Development
                                     Authority, Market Transition
                                     Facility, Senior Lien, Ser. A,
       8,800                 8,800   Rev., 5.80%, 7/1/2009                                    9,482                          9,482
                  10,000    10,000   New Jersey State, 5.50%, 5/1/07                                         10,815         10,815
                                     New Jersey State, Transportation
                                     Trust Fund Authority, Ser. B,
       7,000                 7,000   Rev., 5.50%, 6/15/2009                                   7,485                          7,485
                                     New Jersey State, Transportation
                                     Trust Fund Authority,
                                     Transportation Systems, Ser. A,
       3,660                 3,660   Rev., 5.75%, 6/15/2015                                   4,069                          4,069
                                     New Jersey State, Turnpike
                                     Authority,  Rev., ^, 5.70%,
       4,190                 4,190   5/1/2013                                                 4,536                          4,536
                                     New Jersey State, Turnpike
                                     Authority,  Rev., ^, 10.38%,
         400                   400   1/1/2003                                                   436                            436
                                     New Jersey State, Turnpike
                                     Authority, Ser. G, Rev., ^, 5.75%,
       3,895                 3,895   1/1/2009                                                 4,214                          4,214
                                     New Jersey Wastewater Treatment
                                     Trust, Ser. A, Rev., 7.00%,
       2,545                 2,545   5/15/2006                                                2,910                          2,910
                                     New Jersey Wastewater Treatment
                                     Trust, Ser. A, Rev., 7.00%,
       2,910                 2,910   5/15/2008                                                3,428                          3,428
                                     New Jersey Wastewater Treatment
                                     Trust, Ser. A, Rev., 7.00%,
       3,120                 3,120   5/15/2009                                                3,724                          3,724
                                     New Jersey Wastewater Treatment
                                     Trust, Ser. C, Rev., 6.88%,
       5,520                 5,520   6/15/2007                                                6,382                          6,382
                                                                                      ---------------------------------------------

                                                                                             62,286          15,630         77,916

                                     NEW MEXICO                            0.14%
                                     Gallup, New Mexico, PCR, Plains
                                     Electric Generation, Rev., 6.40%,
       2,075                 2,075   8/15/2005                                                2,181                          2,181
                                                                                      ---------------------------------------------

                                     NEW YORK                              5.16%
                                     Long Island Power Authority, New
                                     York, Electric Systems, Ser. A,
       1,500                 1,500   Rev., 5.50%, 12/1/2013                                   1,647                          1,647
                                     New York, Series 1994 A, 5.75%,
                      50        50   8/1/02                                                                      52             52
                                     New York, Series 2001 F, 5.00%,
                  11,615    11,615   8/1/10                                                                  12,096         12,096
                                     New York State, Dorm Authority,
                                     Pooled Capital Program, Rev., ^,
         155                   155   7.80%, 12/1/2005                                           158                            158
                                     New York State, Dorm Authority,
                                     St. John's University, Rev.,
         770                   770   6.70%, 7/1/2004                                            793                            793
                                     New York State, Dorm Authority,
                                     State University Educational
                                     Facilities, Ser. A, Rev., 5.50%,
       2,800                 2,800   5/15/2006                                                2,994                          2,994
                                     New York State, Dorm Authority,
                                     State University Educational
                                     Facilities, Ser. A, Rev., 5.50%,
       1,500                 1,500   5/15/2013                                                1,643                          1,643
                                     New York State, Dorm Authority,
                                     State University Educational
                                     Facilities, Ser. A, Rev., 5.50%,
       4,025                 4,025   5/15/2013                                                4,404                          4,404
                                     New York State, Environmental
                                     Facilities Corp., PCR, State Water
                                     Revolving Fund, Ser. D, Rev.,
       1,200                 1,200   6.55%, 3/15/2008                                         1,227                          1,227
                                     New York State, Housing Finance
                                     Agency, Housing Project Mortgage,
       4,915                 4,915   Ser. A, Rev., 5.40%, 11/1/2005                           5,201                          5,201
                                     New York State, Medical Care
                                     Facilities, Finance Agency, Rev.,
          75                    75   7.38%, 8/15/2003                                            75                             75

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     New York State, Ser. B, GO, 5.60%,
       6,000                 6,000   8/15/2007                                                6,426                          6,426
                                     New York State, Ser. B, GO, 5.70%,
       5,000                 5,000   8/15/2010                                                5,314                          5,314
                                     New York State, Thruway Authority,
                                     Highway & Bridge Trust Fund, Ser.
       4,000                 4,000   A, Rev., ^, 5.60%, 4/1/2004                              4,301                          4,301
                                     New York State, Thruway Authority,
                                     Highway & Bridge Trust Fund, Ser.
       5,700                 5,700   B, Rev., ^, 6.00%, 4/1/2004                              6,195                          6,195
                                     New York State, Thruway Authority,
                                     Service Contract, Local Highway &
       5,000                 5,000   Bridge, Rev., 5.10%, 4/1/2008                            5,258                          5,258
                                     New York State, Thruway Authority,
                                     Service Contract, Local Highway &
      10,000                10,000   Bridge, Rev., 5.20%, 4/1/2009                           10,574                         10,574
                                     New York State, Thruway Authority,
                                     Service Contract, Local Highway &
       7,500                 7,500   Bridge, Rev., 5.25%, 4/1/2003                            7,735                          7,735
                                     Port Authority of New York & New
                                     Jersey, Consolidated Bonds 112th
       3,910                 3,910   Ser., Rev., 5.00%, 12/1/2005                             4,072                          4,072
                                     Suffolk County, New York, IDA,
                                     IDR, Nissequogue Cogen Partners
       1,500                 1,500   Facility, Rev., 4.88%, 1/1/2008                          1,457                          1,457
                                     Westchester County, New York, IDA,
                                     Resource Recovery, Resco Co.
                                     Project, Ser. A, Rev., 5.60%,
         990                   990   7/1/2007                                                 1,045                          1,045
                                                                                      ---------------------------------------------

                                                                                             70,519          12,148         82,667

                                     NORTH CAROLINA                        0.68%
                                     North Carolina GO, Series 2000 A,
                                     (Public Improvements), 5.00%,
                  10,410    10,410   9/1/04                                                                  10,870         10,870
                                                                                      ---------------------------------------------

                                     OHIO                                  4.63%
                                     Columbus GO, Series 2000-1, 5.25%,
                  17,385    17,385   11/15/03 to 11/15/05                                                    18,289         18,289
                                     Columbus GO, Series 2000-1, 5.50%,
                  12,245    12,245   11/15/06 to 11/15/11                                                    13,328         13,328
                                     Montgomery County, Ohio, Solid
       4,000                 4,000   Waste, Rev., 5.50%, 11/1/2010                            4,267                          4,267
                                     Ohio GO, Series 2000 E, (Highway
                                     Capital Improvements), 5.25%,
                  10,000    10,000   5/1/04                                                                  10,472         10,472
                                     Ohio, Series 2000 E, (Highway
                                     Capital Improvements), 5.63%,
                  10,000    10,000   5/1/10                                                                  11,005         11,005
                                     Ohio State, Building Authority,
                                     State Facilities, Administration
                                     Building Fund, Ser. A, Rev.,
       1,420                 1,420   6.00%, 10/1/2006                                         1,564                          1,564
                                     Ohio State, Building Authority,
                                     State Facilities, Adult
                                     Correctional, Ser. A, Rev., 5.75%,
       3,360                 3,360   10/1/2008                                                3,571                          3,571
                                     Ohio State, Infrastructure
                                     Improvement, Ser. B, GO, 5.25%,
       5,000                 5,000   2/1/2014                                                 5,309                          5,309
                                     Ohio State, Turnpike Commission,
       6,000                 6,000   Ser. A, Rev., 5.40%, 2/15/2009                           6,412                          6,412
                                                                                      ---------------------------------------------

                                                                                             21,123          53,094         74,217

                                     OREGON                                0.57%
                                     Oregon State, State Board of
                                     Higher Education, Ser. A, GO, ^,
       5,300                 5,300   6.00%, 8/1/2006                                          5,925                          5,925
                                     Washington County, Oregon, School
                                     District No. 3, Hillsboro, GO, ^,
       3,000                 3,000   6.00%, 11/1/2005                                         3,285                          3,285
                                                                                      ---------------------------------------------

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                                                                              9,210               -          9,210

                                     PENNSYLVANIA                          0.32%
                                     Carbon County, Pennsylvania, IDA,
                                     Panther Creek Partners Project,
       3,000                 3,000   Rev., 6.65%, 5/1/2010                                    3,074                          3,074
                                     Pennsylvania State, Second Ser.,
       2,000                 2,000   GO, 5.00%, 8/1/2009                                      2,108                          2,108
                                                                                      ---------------------------------------------

                                                                                              5,182               -          5,182

                                     PUERTO RICO                           1.14%
                                     Puerto Rico Commonwealth, GO,
      10,000                10,000   5.50%, 7/1/2008                                         10,999                         10,999
                                     Puerto Rico Commonwealth, GO,
       5,500                 5,500   5.50%, 7/1/2009                                          6,072                          6,072
                                     Puerto Rico Industrial, Medical &
                                     Environmental PCFFA, Renasa Inc.,
                                     Squibb Corp. Project, Rev., 6.50%,
       1,140                 1,140   7/1/2004                                                 1,143                          1,143
                                                                                      ---------------------------------------------

                                                                                             18,214               -         18,214

                                     SOUTH CAROLINA                        0.87%
                                     South Carolina, Series 2001 A,
                                     (State School Facilities), 5.00%,
                  13,305    13,305   1/1/05                                                      -           13,877         13,877
                                                                                      ---------------------------------------------

                                     TENNESSEE                             0.86%
                                     Knox County, 6.00%, 5/1/12 to
                   6,820     6,820   5/1/13                                                                   7,480          7,480
                                     Tennergy Corp., Tennessee, Gas,
       5,335                 5,335   Rev., 5.00%, 6/1/2009                                    5,250                          5,250
                                     Tennessee State, Ser. A, GO,
       1,000                 1,000   5.00%, 5/1/2013                                          1,044                          1,044
                                                                                      ---------------------------------------------

                                                                                              6,294           7,480         13,774

                                     TEXAS                                 6.61%
                                     Austin, Texas, Independent School
                                     District, Public Property Finance,
                                     Contractual Obligation, GO, 5.25%,
       2,000                 2,000   2/1/2008                                                 2,126                          2,126
                                     Austin, Texas, Utility Systems,
       5,255                 5,255   Rev., 5.80%, 11/15/2006                                  5,736                          5,736
                                     Austin, Texas, Utility Systems,
       3,000                 3,000   Rev., ^, 6.25%, 5/15/2004                                3,235                          3,235
                                     Dallas, Texas, Civic Center,
       6,200                 6,200   Improvement, Rev., 5.25%, 8/15/2007                      6,605                          6,605
       4,845                 4,845   Dallas, Texas, GO, 5.00%, 2/15/2009                      5,105                          5,105
                                     Fort Worth Independent School
                                     District, (Premium Capital
                  12,485    12,485   Appreciation), 4.99%, 2/15/06(y)                                         9,750          9,750
                                     Harris County, Texas, GO, 5.88%,
       6,220                 6,220   10/1/2007                                                6,856                          6,856
                                     Houston, Texas, Ser. A, GO, 5.50%,
       4,940                 4,940   3/1/2004                                                 5,172                          5,172
                                     Houston, Texas, Ser. A, GO, 5.50%,
       8,675                 8,675   3/1/2008                                                 9,337                          9,337
                                     Houston, Texas, Water & Sewer
                                     Systems, Ser. B, Rev., 6.40%,
       4,975                 4,975   12/1/2009                                                5,297                          5,297
                                     Katy, Texas, Independent School
                                     District, Ser. A, GO, 5.00%,
       1,520                 1,520   2/15/2011                                                1,585                          1,585
                                     North East Independent School
                                     District, Texas, GO, 6.50%,
       5,300                 5,300   10/1/2009                                                6,126                          6,126
                                     Texas Series 1992 C, 5.50%,
                  10,000    10,000   4/1/20, Prerefunded at 102% of Par                                      10,418         10,418
                                     Texas State, Ser. A, GO, 6.00%,
       5,650                 5,650   10/1/2005                                                6,147                          6,147
                                     Texas State, Ser. A, GO, 6.00%,
       7,500                 7,500   10/1/2009                                                8,430                          8,430
                                     Texas Water Development Board,
                                     State Revolving Fund, Senior Lien,
       1,320                 1,320   Rev., 6.20%, 7/15/2005                                   1,385                          1,385

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     Texas Water Development Board,
                                     State Revolving Fund, Senior Lien,
       4,700                 4,700   Ser. A, Rev., 5.00%, 7/15/2007                           4,946                          4,946
                                     Texas Water Development Board,
                                     State Revolving Fund, Senior Lien,
       3,000                 3,000   Ser. A, Rev., 5.25%, 7/15/2009                           3,186                          3,186
                                     Texas Water Development Board,
                                     State Revolving Fund, Senior Lien,
       1,000                 1,000   Ser. A, Rev., 5.63%, 7/15/2011                           1,084                          1,084
                                     Texas Water Development Board,
                                     State Revolving Fund, Senior Lien,
       3,175                 3,175   Ser. B, Rev., 5.25%, 7/15/2008                           3,391                          3,391
                                                                                      ---------------------------------------------

                                                                                             85,749          20,168        105,917

                                     UTAH                                  0.73%
                                     Intermountain Power Agency, Utah,
                                     Power Supply, Ser. B, Rev., 6.50%,
       3,800                 3,800   7/1/2010                                                 4,402                          4,402
                                     Salt Lake City, Utah, GO, 5.50%,
       2,850                 2,850   6/15/2011                                                3,101                          3,101
                                     Utah State, Building Ownership
                                     Authority, State Facilities Master
                                     Lease Program, Ser. C, Rev.,
       3,915                 3,915   5.50%, 5/15/2008                                         4,226                          4,226
                                                                                      ---------------------------------------------

                                                                                             11,729               -         11,729

                                     VERMONT                               0.78%
                                     Burlington, Vermont, Electric,
       4,100                 4,100   Ser. A, Rev., 6.38%, 7/1/2009                            4,702                          4,702
                                     Vermont State, Ser. A, GO, ^,
       3,510                 3,510   6.40%, 1/15/2005                                         3,897                          3,897
                                     Vermont State, Ser. A, GO, ^,
       3,510                 3,510   6.50%, 1/15/2005                                         3,909                          3,909
                                                                                      ---------------------------------------------

                                                                                             12,508               -         12,508

                                     VIRGIN ISLANDS                        0.68%
                                     Virgin Islands Public Finance
                                     Authority, Gross Receipts, Taxes
                                     Lien Notes, Ser. A, Rev., 5.63%,
       2,500                 2,500   10/1/2010                                                2,633                          2,633
                                     Virgin Islands Public Finance
                                     Authority, Senior Lien, Fund Lien
                                     Notes, Ser. C, Rev., 5.50%,
       5,000                 5,000   10/1/2006                                                5,172                          5,172
                                     Virgin Islands Water & Power
                                     Authority, Electric Systems, Rev.,
       3,070                 3,070   5.25%, 7/1/2007                                          3,151                          3,151
                                                                                      ---------------------------------------------

                                                                                             10,956               -         10,956

                                     VIRGINIA                              0.82%
                                     Chesapeake Bay Bridge & Tunnel
                                     Commission, Virginia, General
       5,515                 5,515   Resolution, Rev., 5.75%, 7/1/2008                        5,968                          5,968
                                     Loudoun County, Series 2000 B,
                                     (State Aid Withholding), 5.13%,
                   3,650     3,650   1/1/04                                                                   3,792          3,792
                                     Virginia Commonwealth,
                                     Transportation Board, Federal
                                     Highway Reimbursement Anticipation
       3,135                 3,135   Notes, Rev., 5.50%, 10/1/2006                            3,388                          3,388
                                                                                      ---------------------------------------------

                                                                                              9,356           3,792         13,148

                                     WASHINGTON                            1.02%
                                     Grant County, Washington, Public
                                     Utilities District No. 2,
                                     Electric, Ser. G, Rev., 5.25%,
       4,340                 4,340   1/1/2008                                                 4,603                          4,603
                                     Washington State GO, Series 1991
                   1,750     1,750   R-92-A, 6.30%, 9/1/02                                                    1,792          1,792
                                     Washington State GO, Series 1992 B
                   4,000     4,000   & AT-7, 6.40%, 6/1/17                                                    4,705          4,705
                                     Washington State, Ser. B, GO,
       5,000                 5,000   5.00%, 1/1/2007                                          5,237                          5,237
                                                                                      ---------------------------------------------

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                                                                              9,840           6,497         16,337

                                     WISCONSIN                             3.37%
                                     Milwaukee County, Wisconsin,
                                     Corporate Purpose, Ser. A, GO,
       3,025                 3,025   5.38%, 9/1/2005                                          3,210                          3,210
                                     Milwaukee County, Wisconsin,
                                     Corporate Purpose, Ser. A, GO,
       2,350                 2,350   5.63%, 9/1/2010                                          2,558                          2,558
                                     Wisconsin State, Clean Water, Ser.
       5,000                 5,000   2, Rev., 5.50%, 6/1/2011                                 5,437                          5,437
                                     Wisconsin State, Clean Water, Ser.
       6,545                 6,545   2, Rev., 5.50%, 6/1/2014                                 7,090                          7,090
                                     Wisconsin State, Clean Water, Ser.
       3,585                 3,585   2, Rev., 6.13%, 6/1/2006                                 3,941                          3,941
                                     Wisconsin State, GO, 6.20%,
       6,000                 6,000   5/1/2006                                                 6,618                          6,618
                                     Wisconsin State, GO, 6.25%,
       1,000                 1,000   5/1/2012                                                 1,154                          1,154
                                     Wisconsin State, Ser. 1, GO,
       2,775                 2,775   5.00%, 11/1/2007                                         2,928                          2,928
                                     Wisconsin State, Ser. 1, GO,
       6,275                 6,275   5.50%, 11/1/2011                                         6,852                          6,852
                                     Wisconsin State, Ser. 2, GO,
       5,000                 5,000   5.00%, 5/1/2004                                          5,184                          5,184
                                     Wisconsin State, Ser. 3, GO,
       4,450                 4,450   5.20%, 11/1/2009                                         4,750                          4,750
                                     Wisconsin State, Transportation,
       4,040                 4,040   Ser. A, Rev., 5.00%, 7/1/2005                            4,212                          4,212
                                                                                      ---------------------------------------------

                                                                                             53,934               -         53,934

                                     TOTAL GENERAL OBLIGATIONS & HOUSE
                                     AUTHORITY                            58.76%            690,598         250,629        941,227

                                     INSURED                              17.47%
                                     ALASKA                                0.13%
                                     Anchorage GO, 6.60%, 7/1/02,
                   2,000     2,000   Prerefunded at 100% of Par (MBIA)                            -           2,021          2,021
                                                                                      ---------------------------------------------

                                     CALIFORNIA                            3.79%
                                     Bay Area Governments Association
                                     Lease Rev., Series 2001 A,(Bart
                                     SFO Extension-FTA Capital Grant),
                  35,000    35,000   4.88%, 6/15/09 (AMBAC)                                                  35,844         35,844
                                     Bay Area Governments Association
                                     Lease Rev., Series 2001 A,(Bart
                                     SFO Extension-FTA Capital Grant),
                   2,140     2,140   5.00%, 6/15/08 (AMBAC)                                                   2,164          2,164
                                     California, 5.00%, 12/1/09
                   5,000     5,000   (FGIC-TCRS)                                                              5,378          5,378
                                     California, 6.50%, 9/1/10
                   3,000     3,000   (FGIC-TCRS)                                                              3,545          3,545
                                     California, Series 1999, 5.50%,
                  10,000    10,000   2/1/10 (FGIC-TCRS)                                                      10,997         10,997
                                     Los Angeles County Public Works
                                     Financing Auth. Lease Rev., Series
                   2,500     2,500   1996 A, 6.00%, 9/1/06 (MBIA)                                             2,787          2,787
                                                                                      ---------------------------------------------

                                                                                                  -          60,715         60,715

                                     DISTRICT OF COLUMBIA                  0.83%
                                     District of Columbia, Series 1992
                                     B, 6.00%, 6/1/02, Escrowed to
                   2,600     2,600   Maturity (MBIA)                                                          2,678          2,678
                                     District of Columbia, Series 1993
                                     A, 6.00%, 6/1/07 to 6/1/07,
                   3,220     3,220   Escrowed to Maturity(MBIA-IBC)                                           3,552          3,552
                                     District of Columbia, Series 1993
                                     C, 5.25%, 12/1/03, Escrowed to
                   6,795     6,795   Maturity (FGIC)                                                          7,074          7,074
                                                                                      ---------------------------------------------

                                                                                                  -          13,304         13,304

                                     FLORIDA                               0.13%

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     Volusia County School District,
                   2,000     2,000   6.10%, 8/1/02 (FGIC)                                         -           2,060          2,060
                                                                                      ---------------------------------------------

                                     GEORGIA                               0.36%
                                     Metropolitan Atlanta Rapid
                                     Transportation Auth., Series 1992
                   5,000     5,000   P, 6.25%, 7/1/11(AMBAC)                                      -           5,795          5,795
                                                                                      ---------------------------------------------

                                     ILLINOIS                              1.32%
                                     Cook County, Series 2001 A, 5.38%,
                  10,065    10,065   11/15/14 (FGIC)                                                         10,522         10,522
                                     Cook County, Series 2001 A, 5.50%,
                   6,760     6,760   11/15/13 (FGIC)                                                          7,202          7,202
                                     Regional Transportation Auth.,
                   2,810     2,810   Series 1994 D, 7.75%, 6/1/07 (FGIC)                                      3,349          3,349
                                                                                      ---------------------------------------------

                                                                                                  -          21,073         21,073

                                     LOUISIANA                             0.16%
                                     New Orleans, (Capital
                   4,165     4,165   Appreciation), 5.28%, 9/1/11(y)                                          2,559          2,559
                                                                                      ---------------------------------------------

                                     MASSACHUSETTS                         1.28%
                                     Massachusetts, Series 2000 A,
                                     (Grant Anticipation Notes), 5.75%,
                  18,620    18,620   12/15/12 (FSA)                                                          20,513         20,513
                                                                                      ---------------------------------------------

                                     MICHIGAN                              1.16%
                                     Grand Rapids Water Supply System
                   3,910     3,910   Rev., 5.75%, 1/1/13 (FGIC)                                               4,267          4,267
                                     Michigan State Hospital Finance
                                     Auth. Rev., Series 1999 A,
                                     (Ascension Health Credit), 6.25%,
                  13,050    13,050   11/15/15 (MBIA)                                                         14,305         14,305
                                                                                      ---------------------------------------------

                                                                                                  -          18,572         18,572

                                     NEBRASKA                              1.00%
                                     Nebhelp Inc, Series 1993 A-5B,
                   5,245     5,245   6.20%, 6/1/13 (MBIA)                                                     5,517          5,517
                                     Nebraska Public Power District,
                  10,000    10,000   Series 1998 A, 5.25%, 1/1/05(MBIA)                                      10,464         10,464
                                                                                      ---------------------------------------------

                                                                                                  -          15,981         15,981

                                     NEVADA                                0.64%
                                     Clark County School District,
                   8,200     8,200   Series 1991 A, 7.00%, 6/1/11(MBIA)                                       9,901          9,901
                                     Las Vegas-Clark County Library
                                     District, Series 1991 B, 6.70%,
                     280       280   8/1/04(FGIC)                                                               286            286
                                                                                      ---------------------------------------------

                                                                                                  -          10,187         10,187

                                     NEW JERSEY                            1.14%
                                     New Jersey Economic Development
                                     Auth. Rev., Series A, Market
                                     Transition Facilities Rev., Sr.
                   7,000     7,000   Lien, 5.40%, 7/1/02 (MBIA)                                               7,174          7,174
                                     New Jersey Economic Development
                                     Auth. Rev., Series A, Transition
                                     Project Sublease, 5.75%, 5/1/11
                   4,100     4,100   (FSA)                                                                    4,548          4,548
                                     New Jersey State Transportation
                                     Trust Fund, Series 1995
                                     B,Transportation System, 6.00%,
                   6,000     6,000   6/15/05(MBIA)                                                            6,516          6,516
                                                                                      ---------------------------------------------

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                                                                                  -          18,238         18,238

                                     NEW YORK                              0.68%
                                     Monroe County, 6.00%, 6/1/10
                      75        75   (AMBAC)                                                                     85             85
                                     New York State Thruway Auth.,
                                     Series 2000 B-1, 5.50%,4/1/09
                  10,000    10,000   (FGIC)                                                                  10,834         10,834
                                                                                      ---------------------------------------------

                                                                                                  -          10,919         10,919

                                     OHIO                                  0.68%
                                     Ohio State Turnpike Commission,
                                     Series 1996 A, 5.50%, 2/15/26,
                  10,000    10,000   Prerefunded at 102% of Par(MBIA)                             -          10,902         10,902
                                                                                      ---------------------------------------------

                                     PENNSYLVANIA                          0.10%
                                     Pennsylvania, Series 1991 A2,
                                     6.50%, 11/1/04, Prerefunded at
                   1,500     1,500   101.5% of Par (MBIA)                                         -           1,553          1,553
                                                                                      ---------------------------------------------

                                     SOUTH CAROLINA - 3.1%                 1.81%
                                     Piedmont Municipal Power Agency
                                     Electric Rev., 6.20%, 1/1/08
                   1,000     1,000   (MBIA)                                                                   1,124          1,124
                                     Piedmont Municipal Power Agency
                                     Electric Rev., 6.75%, 1/1/20
                  15,000    15,000   (FGIC)                                                                  18,075         18,075
                                     South Carolina GO, Series 2000 A,
                                     (State School Facilities), 4.25%,
                  10,310    10,310   1/1/15 (State Aid Withholding)                                           9,728          9,728
                                                                                      ---------------------------------------------

                                                                                                  -          28,927         28,927

                                     TEXAS                                 2.01%
                                     Houston Independent School
                                     District, (Capital Appreciation),
                  11,135    11,135   4.76%, 8/15/13 (PSFG) (y)                                                6,045          6,045
                                     Humble Independent School
                                     District, Series 2000 C, (Humble
                                     Island), 3.95%, 2/15/16 to 2/15/17
                  10,880    10,880   (PSFG) (y)                                                               4,840          4,840
                                     Lewisville Independent School
                   4,105     4,105   District, 5.50%, 8/15/16 (PSFG)                                          4,262          4,262
                                     Lubbock Health Facilities
                                     Development Corp., (St. Joseph
                                     Health System), 5.00%, 7/1/07
                   2,100     2,100   (FSA-CR)                                                                 2,185          2,185
                                     Texas Municipal Power Agency Rev.,
                                     (Capital Appreciation), 4.76%,
                  12,500    12,500   9/1/13 (MBIA) (y)                                                        6,772          6,772
                                     Texas Public Building Auth.,
                                     (Capital Appreciation), 4.21%,
                  10,100    10,100   8/1/06 (MBIA) (y)                                                        8,068          8,068
                                                                                      ---------------------------------------------

                                                                                                  -          32,172         32,172

                                     WASHINGTON                            0.27%
                                     Pierce County School District No.
                                     320 Sumner, 6.60%,
                                     12/1/02,Prerefunded at 100% of Par
                   1,000     1,000   (MBIA)                                                                   1,024          1,024
                                     Snohomish County School District
                                     No. 2 Everett, Series 1991 A,
                   1,250     1,250   6.70%, 12/1/02 (MBIA)                                                    1,259          1,259
                                     Washington Public Power Supply
                                     System Rev., Series 1990 C,
                                     (Nuclear Project No. 2), 7.00%,
                   2,000     2,000   7/1/01 (FGIC)                                                            2,022          2,022
                                                                                      ---------------------------------------------

                                                                                                  -           4,305          4,305

                                     Total Insured                        17.47%                  -         279,796        279,796

                                     PRE-REFUNDED/TAX EXEMPT               1.61%
                                     ALABAMA                               0.06%

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     Daphne Special Care Facilities
                                     Financing Auth. Rev., Series 1988
                                     A, (Presbyterian Retirement),
                                     7.30%, 8/15/18, Prerefunded at
                   1,000     1,000   100% of Par                                                  -           1,017          1,017
                                                                                      ---------------------------------------------

                                     CONNECTICUT                           0.19%
                                     Connecticut Special Tax Obligation
                                     Rev., Series 1999 A,
                                     (Transportation Infrastructure),
                                     6.60%, 6/1/04, Prerefunded at 100%
                   2,815     2,815   of Par                                                       -           2,994          2,994
                                                                                      ---------------------------------------------

                                     MICHIGAN                              0.66%
                                     Detroit Water Supply System Rev.,
                                     6.37%, 3/3/01, Prerefunded at 102%
                  10,000    10,000   of Par (FGIC)                                                -          10,570         10,570
                                                                                      ---------------------------------------------

                                     MISSOURI                              0.61%
                                     Missouri State Regional Convention
                                     & Sports Complex Auth., Series A,
                                     6.90%, 8/15/21, Prerefunded at
                   5,000     5,000   100% of Par                                                              5,381          5,381
                                     St. Louis County Regional
                                     Convention & Sports Complex Auth.,
                                     Series 1991 B, 7.00%, 8/15/21,
                   4,000     4,000   Prerefunded at 100% of Par                                               4,314          4,314
                                                                                      ---------------------------------------------

                                                                                                  -           9,695          9,695

                                     TEXAS                                 0.10%
                                     Dallas County Flood Control
                                     District, 9.25%, 4/1/10,
                   1,305     1,305   Prerefunded at 100% of Par                                               1,581          1,581
                                                                                      ---------------------------------------------

                                     TOTAL PRE-REFUNDED/TAX EXEMPT         1.61%                  -          25,857         25,857

                                     PRIVATE PLACEMENT                     2.60%
                                     CALIFORNIA                            0.09%
                                     Kaweah Delta Hospital District,
                   1,049     1,049   5.25%, 6/1/14                                                            1,047          1,047
                                     Kawaeh Delta Hospital District,
                     353       353   6.40%, 6/1/14                                                              376            376
                                                                                      ---------------------------------------------

                                                                                                  -           1,423          1,423

                                     FLORIDA                               0.64%
                                     Orlando Utility Commission, 4.48%,
                  10,250    10,250   9/1/03                                                       -          10,299         10,299
                                                                                      ---------------------------------------------

                                     ILLINOIS                              0.19%
                                     Illinois Development Bank, 4.90%,
                   3,000     3,000   8/1/28                                                       -           3,063          3,063
                                                                                      ---------------------------------------------

                                     NEW YORK                              0.64%
                                     New York Convention Center
                                     Operating Corporation Certificates
                                     of Partnership, (Yale Building
                  10,000    10,000   Acquisition), 6.50%, 12/1/04                                 -          10,189         10,189
                                                                                      ---------------------------------------------

                                     PENNSYLVANIA                          0.27%
                                     Philadelphia Auth. for Industrial
                   4,250     4,250   Development, 4.75%, 1/1/18                                   -           4,262          4,262
                                                                                      ---------------------------------------------

                                     WISCONSIN                             0.78%
                                     Wisconsin Health & Educational
                   6,250     6,250   Facilities, 5.70%, 5/1/14                                                6,275          6,275
                                     Wisconsin Health & Educational
                   6,250     6,250   Facilities, 5.95%, 5/1/19                                                6,141          6,141
                                                                                      ---------------------------------------------

                                                                                                  -          12,416         12,416

                                     TOTAL PRIVATE PLACEMENT               2.60%                  -          41,652         41,652

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     REVENUE BONDS                        17.34%
                                     ARIZONA                               0.21%
                                     Arizona Health Facilities Auth.
                                     Rev., Series 1999 A, (Catholic
                   3,430     3,430   Healthcare West), 6.13%, 7/1/09                              -           3,416          3,416
                                                                                      ---------------------------------------------

                                     CALIFORNIA                            1.03%
                                     California State Department of
                                     Water Resources Center Valley
                                     Project, Series 1992 J-1, (Water
                   2,520     2,520   systems), 7.00%, 12/1/12                                                 3,120          3,120
                                     California Statewide Community
                  13,070    13,070   Development Auth., 6.00%, 7/1/09                                        13,328         13,328
                                                                                      ---------------------------------------------

                                                                                                  -          16,448         16,448

                                     GEORGIA                               0.09%
                                     Georgia Municipal Electric Auth.,
                   1,250     1,250   Series 1997 A, 6.50%, 1/1/12                                 -           1,443          1,443
                                                                                      ---------------------------------------------

                                     ILLINOIS                              0.47%
                                     Illinois Health Facilities Auth.
                   1,665     1,665   Rev., 6.63%, 2/15/12                                                     1,807          1,807
                                     Illinois Health Facilities Auth.
                   3,770     3,770   Rev., 6.75%, 11/15/10                                                    4,087          4,087
                                     Metropolitan Pier & Exposition
                                     Auth. Dedicated State Tax Rev.,
                   1,380     1,380   Series 1992 A, 8.50%, 6/15/06                                            1,667          1,667
                                                                                      ---------------------------------------------

                                                                                                  -           7,561          7,561

                                     IOWA                                  0.46%
                                     Iowa Finance Auth., 6.75%, 2/15/15
                   6,920     6,920   to 2/15/17                                                   -           7,433          7,433
                                                                                      ---------------------------------------------

                                     MARYLAND                              0.36%
                                     Maryland State Health & Higher
                                     Educational Facilities Auth. Rev.,
                                     (John Hopkins University), 5.75%,
                   5,435     5,435   7/1/03                                                       -           5,703          5,703
                                                                                      ---------------------------------------------

                                     MASSACHUSETTS                         2.31%
                                     Massachusetts Bay Transportation
                                     Auth., Series 1994 A, (General
                                     Transportation System), 7.00%,
                   5,650     5,650   3/1/08                                                                   6,596          6,596
                                     Massachusetts Health & Educational
                                     Facilities Auth., Series 2000 A,
                                     (Harvard University), 5.00%,
                   6,750     6,750   1/15/07                                                                  7,120          7,120
                                     Massachusetts State College
                                     Building Auth., Series 1994 A,
                   1,495     1,495   7.50%, 5/1/11                                                            1,864          1,864
                                     Massachusetts State Water
                                     Pollution Abatement, Series 1999
                   9,500     9,500   A, (MWRA Program), 6.00%, 8/1/15                                        10,513         10,513
                                     Massachusetts State Water
                                     Resources Auth., Series 2000 D,
                  10,000    10,000   5.50%, 8/1/09                                                           10,885         10,885
                                                                                      ---------------------------------------------

                                                                                                  -          36,978         36,978

                                     MICHIGAN                              1.64%
                                     Michigan State Hospital Finance
                                     Auth. Rev., Series 1997 T, (Mercy
                   2,905     2,905   Health Services), 5.75%, 8/15/04                                         3,027          3,027
                                     Michigan State Hospital Finance
                                     Auth. Rev., Series 1999 B,
                                     (Ascension Health Credit), 5.30%,
                  10,000    10,000   11/15/33                                                                10,236         10,236
                                     Michigan State Hospital Finance
                                     Auth. Rev., Series 2000 A,
                   3,755     3,755   (Trinity Health), 5.50%, 12/1/05                                         3,876          3,876

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     Michigan State Hospital Finance
                                     Auth. Rev., Series 2000 A,
                                     (Trinity Health), 6.00%, 12/1/11
                   8,565     8,565   to 12/1/12                                                               9,173          9,173
                                                                                      ---------------------------------------------

                                                                                                  -          26,312         26,312

                                     MINNESOTA                             0.69%
                                     University of Minnesota, Series
                  10,000    10,000   1996 A, 5.75%, 7/1/10 to 7/1/15                              -          11,101         11,101
                                                                                      ---------------------------------------------

                                     MISSISSIPPI                           0.16%
                                     Mississippi Higher Education
                                     Assistance Corp., Series 1993 B,
                   2,505     2,505   5.60%, 9/1/04                                                -           2,595          2,595
                                                                                      ---------------------------------------------

                                     NEBRASKA                              0.27%
                                     University of Nebraska Facilities
                                     Corp., (Deferred Maintenance
                   4,190     4,190   Project), 5.00%, 7/15/04                                     -           4,356          4,356
                                                                                      ---------------------------------------------

                                     NEW HAMPSHIRE                         0.35%
                                     New Hampshire Higher Educational &
                                     Health Facilities Auth.,
                   4,900     4,900   (Dartmouth College), 6.75%, 6/1/07                           -           5,628          5,628
                                                                                      ---------------------------------------------

                                     NEW YORK                              1.30%
                                     New York City Transitional Finance
                                     Auth., Series 2001 B, 5.50%,
                  10,000    10,000   2/1/15 to 2/1/16                                                        10,553         10,553
                                     Triborough Bridge & Tunnel
                   8,700     8,700   Authority, 6.63%, 1/1/12                                                10,250         10,250
                                                                                      ---------------------------------------------

                                                                                                  -          20,803         20,803

                                     NORTH CAROLINA                        1.00%
                                     North Carolina Municipal Power
                                     Agency No. 1 Catawba Electric
                   8,900     8,900   Rev., Series 1999 B, 6.13%, 1/1/06                                       9,351          9,351
                                     North Carolina Municipal Power
                                     Agency No. 1 Catawba Electric
                   6,275     6,275   Rev., Series 1999 B, 6.25%, 1/1/07                                       6,659          6,659
                                                                                      ---------------------------------------------

                                                                                                  -          16,010         16,010

                                     NORTH DAKOTA                          0.72%
                                     North Dakota State Housing Finance
                                     Agency Mortgage Rev., Series 2000
                                     C, (Housing Finance Program),
                  11,280    11,280   5.55%, 1/1/31                                                -          11,522         11,522
                                                                                      ---------------------------------------------

                                     OHIO                                  0.20%
                                     Ohio State Water Development
                   2,585     2,585   Auth., 9.38%, 12/1/10                                        -           3,153          3,153
                                                                                      ---------------------------------------------

                                     PENNSYLVANIA                          0.96%
                                     Clinton County Industrial
                                     Development Auth. Rev., Series
                                     1992 A, (International Paper Co.),
                  10,000    10,000   VRN, 4.73%, 9/1/22                                                      10,000         10,000
                                     Pennsylvania State Higher
                                     Educational Facilities Auth. Rev.,
                                     Series 1995 A, (University of
                   1,310     1,310   Pennsylvania), 6.50%, 9/1/02                                             1,365          1,365
                                     Pennsylvania State Higher
                                     Educational Facilities Auth. Rev.,
                                     Series 1996 A, (University of
                                     Pennsylvania Health Services),
                   3,800     3,800   6.00%, 1/1/06                                                            3,958          3,958
                                                                                      ---------------------------------------------

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                                                                                  -          15,323         15,323

                                     SOUTH CAROLINA                        0.54%
                                     South Carolina Jobs-Economic
                                     Development Auth. Hospital
                                     Facilities Rev., Series 2000 A,
                                     (Palmetto Health Alliance), 7.00%,
                   5,500     5,500   12/15/10                                                                 5,662          5,662
                                     South Carolina Jobs-Economic
                                     Development Auth. Hospital
                                     Facilities Rev., Series 2000 A,
                                     (Palmetto Health Alliance), 7.13%,
                   3,000     3,000   12/15/15                                                                 2,985          2,985
                                                                                      ---------------------------------------------

                                                                                                  -           8,647          8,647

                                     TEXAS                                 1.83%
                                     Brazos River Auth. Rev., Series
                                     1999 A, (Utility Electric
                  10,000    10,000   Company), 5.00%, 4/1/33                                                 10,008         10,008
                                     Dallas-Fort Worth International
                                     Airport Facility Improvement Corp.
                                     Rev., Series 2000 B, (American
                  13,000    13,000   Airlines), 6.05%, 5/1/29                                                13,321         13,321
                                     Lubbock Health Facilities
                                     Development Corp., (St. Joseph
                   5,875     5,875   Health Systems), 5.25%, 7/1/11                                           6,017          6,017
                                                                                      ---------------------------------------------

                                                                                                  -          29,346         29,346

                                     VIRGINIA                              2.18%
                                     Virginia College Building Auth.,
                   5,000     5,000   5.75%, 2/1/03                                                            5,195          5,195
                                     Virginia Commonwealth
                                     Transportation Board, (Federal
                  27,415    27,415   Highway), 5.50%, 10/1/05 to 10/1/08                                     29,690         29,690
                                                                                      ---------------------------------------------

                                                                                                  -          34,885         34,885

                                     WASHINGTON                            0.57%
                                     Washington Public Power Supply
                                     System, Series 1990 A, (Project
                   2,000     2,000   II), 7.25%, 7/1/06                                                       2,295          2,295
                                     Washington Public Power Supply
                                     System, Series 1990 C, 7.50%,
                   1,500     1,500   7/1/02                                                                   1,534          1,534
                                     Washington Public Power Supply
                                     System, Series 1991 A, 6.30%,
                   5,265     5,265   7/1/01                                                                   5,312          5,312
                                                                                      ---------------------------------------------

                                                                                                  -           9,141          9,141

                                     TOTAL REVENUE BONDS                  17.34%                  -         277,804        277,804

                                     TAX ANTICIPATION NOTES                0.51%
                                     CALIFORNIA                            0.51%
                                     Tustin Unified School District
                                     Rev., (Community Facilities 97-1),
                   8,000     8,000   6.10%, 9/1/02                                                -           8,121          8,121
                                                                                      ---------------------------------------------

                                     TOTAL TAX ANTICIPATION NOTES          0.51%                  -           8,121          8,121

                                     TOTAL MUNICIPALS                     98.29%            690,598         883,859      1,574,457


                                     SHORT-TERM INVESTMENTS                3.36%
                                     CALIFORNIA                            0.06%
                                     California PCFA, Resource
                                     Recovery, OMS Equity Stanislaus
                                     Project, Rev., FRDO, 1.50%,
         100                   100   3/1/2001                                                   100                            100
                                     Irvine Ranch, California, Water
                                     District, Capital Improvement
         500                   500   Project, COP, FRDO, 1.40%, 3/1/2001                        500                            500

                        THE TAX EXEMPT BOND PORTFOLIO
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                Shares    PRO FORMA                                                                    Market Value      PRO FORMA
              ----------   COMBINED                                                                    -------------     COMBINED
   JPMORGAN      THE       JPMORGAN                                                       JPMORGAN           THE         JPMORGAN
INTERMEDIATE  TAX EXEMPT INTERMEDIATE                                                   INTERMEDIATE     TAX EXEMPT    INTERMEDIATE
  TAX FREE       BOND      TAX FREE                                                       TAX FREE          BOND         TAX FREE
 INCOME FUND   PORTFOLIO INCOME FUND                                                     INCOME FUND      PORTFOLIO     INCOME FUND
------------  ---------- -----------                                                    --------------   ------------- ------------
                                     Irvine Ranch, California, Water
                                     District, District No. 105, 140,
                                     240 & 250, GO, FRDO, 1.40%,
         100                   100   3/1/2001                                                   100                            100
                                     Irvine Ranch, California, Water
                                     District, District No. 182, Ser.
         100                   100   A, GO, FRDO, 1.40%, 3/1/2001                               100                            100
                                     Los Angeles, California, Regional
                                     Airports Improvement Corp.,
                                     Terminal Facility, Los Angeles
                                     International Airport, Rev., FRDO,
         100                   100   3.30%, 3/1/2001                                            100                            100
                                                                                      ---------------------------------------------

                                                                                                900               -            900

                                     INVESTMENT COMPANIES                  3.29%
                                     J.P. Morgan Institutional Tax
                  45,221    45,221   Exempt Money Market Fund (a)                                            45,221         45,221
                                     Provident Municipal Cash Money
       3,654                 3,654   Market Fund, 3.41%                                       3,654                          3,654
                                     Provident Municipal Cash Money
       3,876                 3,876   Market Fund, 3.48%                                       3,876                          3,876
                                                                                      ---------------------------------------------

                                                                                              7,530          45,221         52,751

                                     NEW YORK                              0.01%
                                     Port Authority of New York & New
                                     Jersey, Special Obligation,
                                     Versatile Structure Obligation,
         100                   100   Ser. 6, Rev., FRDO, 3.00%, 3/1/2001                        100                          100
                                                                                      ---------------------------------------------

                                     TOTAL SHORT-TERM INVESTMENTS          3.36%              8,530          45,221         53,751


-----------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS                   101.64%        $   699,128      $  929,080    $ 1,628,208
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL COST                                         $  (667,091)     $ (898,224)   $(1,565,315)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL NET ASSETS                                   $   705,863      $  899,327    $ 1,601,879
-----------------------------------------------------------------------------------------------------------------------------------

^ - Security is prerefunded or escrowed to maturity.

The maturity date shown is the date of the prerefunded call

AMBAC - AMBAC Assurance Corporation

COP - Certificates of Participation

FGIC - Financial Guaranty Insurance Co.

FRDO - Floating Rate Demand Obligation.

The Maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2001

FSA - Financial Securities Assurance

GO - General Obligation

IBC - IBC Financial Data, Inc.

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

MBIA - MBIA Insurance Corp.

PCFFA - Pollution Control Facilities Financing Authority

PCR - Pollution Control Revenue

PSFG - Permanent School Fund Guarantee

Rev. - Revenue Bond

Ser. - Series

VRN - Variable Rate Note

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

(y) Yield to maturity

The Accompanying Notes are an Integral Part of the Financial Statements.

     J.P. MORGAN TAX EXEMPT BOND FUND / J.P. MORGAN INSTITUTIONAL TAX EXEMPT
                   BOND FUND / THE TAX EXEMPT BOND PORTFOLIO /
                 JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                       AS OF FEBRUARY 28, 2001 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                  J.P. MORGAN
                                                           J.P. MORGAN TAX     INSTITUTIONAL TAX
                                                             EXEMPT BOND          EXEMPT BOND           THE TAX EXEMPT
                                                                 FUND                 FUND              BOND PORTFOLIO
ASSETS:
   Investment Securities, at Value                         $             -     $               -        $      929,080
   Investment in The Tax Exempt Bond Portfolio
   ("Portfolio"), at Value                                         356,116               543,211                     -
   Prepaid Trustees' Fees and Expenses                                   -                     -                     1
   Accrued Domestic Interest Income                                      -                     -                    67
   Accrued Municipal Bond Interest                                       -                     -                10,359
   Other                                                                 1                     1                     1
   Receivables:                                                          -                     -                     -
      Investment Securities Sold                                         -                     -                45,754
      Interest                                                           -                     -                   679
      Dividends                                                          -                     -                     4

                                                           ------------------------------------------------------------
         Total Assets                                              356,117               543,212               985,945
                                                           ------------------------------------------------------------

LIABILITIES:
   Payables:
      Investment Securities Purchased                                    -                     -                72,216
      Due To Custodian                                                   -                     -                13,851
      Dividends                                                      1,209                 1,906                     -
   Accrued Liabilities:
      Investment Advisory Fees                                           -                     -                   208
      Shareholder Servicing Fees                                        68                    42                     -
      Administrative Service Fees                                        6                    10                    16
      Custodian Fees                                                     -                     -                    41
      Administration Fees                                                -                     1                     1
      Other                                                             36                    35                   285

                                                           ------------------------------------------------------------
         Total Liabilities                                           1,319                 1,994                86,618
                                                           ------------------------------------------------------------

NET  ASSETS:
   Paid-in Capital                                                 337,096               531,262                     -
   Accumulated Undistributed (distributions in excess
   of) Net Investment Income                                          (103)                 (135)                    -
   Accumulated Net Realized Loss on Investment
   Transactions                                                      3,151                (6,111)                    -
   Net Unrealized appreciation on Investments and
   Futures Contracts                                                14,654                16,202                     -

                                                           ------------------------------------------------------------
      Net Assets                                           $       354,798     $         541,218        $      899,327
                                                           ============================================================

Shares of Beneficial Interest Outstanding                           29,761                52,586                     -

Shares Outstanding                                                       -                                           -

Net Asset Value Per Share                                  $         11.92               $ 10.29                     -

PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN TAX EXEMPT BOND FUND
SHARES OUTSTANDING                                                       -                     -                     -
Select                                                                   -                     -                     -
Institutional

NET ASSET VALUE PER SHARE
Select                                                                   -                     -                     -
Institutional                                                            -                     -                     -

                                                           -----------------------------------------------------------------
Cost of Investments                                        $             -     $               -        $      898,224
                                                           =================================================================

                                                                                                       PRO FORMA
                                                                                                        COMBINED
                                                              JPMORGAN                                  JPMORGAN
                                                           INTERMEDIATE TAX                           INTERMEDIATE
                                                              FREE INCOME         PRO FORMA            TAX FREE
                                                                  FUND            ADJUSTMENT          INCOME FUND
ASSETS:
   Investment Securities, at Value                         $        699,128       $        -          $ 1,628,208
   Investment in The Tax Exempt Bond Portfolio
   ("Portfolio"), at Value                                                -         (899,327) (a)               -
   Prepaid Trustees' Fees and Expenses                                    -                -                    1
   Accrued Domestic Interest Income                                       -                -                   67
   Accrued Municipal Bond Interest                                        -                -               10,359
   Other                                                                  9                -                   12
   Receivables:                                                           -                -                    -
      Investment Securities Sold                                          -                -               45,754
      Interest                                                        9,514                -               10,193
      Dividends                                                           -                -                    4

                                                           -------------------------------------------------------
         Total Assets                                               708,651         (899,327)           1,694,598
                                                           -------------------------------------------------------

LIABILITIES:
   Payables:
      Investment Securities Purchased                                     -                -               72,216
      Due To Custodian                                                    -                -               13,851
      Dividends                                                       2,216                -                5,331
   Accrued Liabilities:
      Investment Advisory Fees                                          162                -                  370
      Shareholder Servicing Fees                                        135                -                  245
      Administrative Service Fees                                        81                -                  113
      Custodian Fees                                                     27                -                   68
      Administration Fees                                                 -                -                    2
      Other                                                             167                -                  523

                                                           -------------------------------------------------------
         Total Liabilities                                            2,788                                92,719
                                                           -------------------------------------------------------

NET  ASSETS:
   Paid-in Capital                                                  675,926                -            1,544,284
   Accumulated Undistributed (distributions in excess
   of) Net Investment Income                                             40                -                 (198)
   Accumulated Net Realized Loss on Investment
   Transactions                                                      (2,140)               -               (5,100)
   Net Unrealized appreciation on Investments and
   Futures Contracts                                                 32,037                -               62,893
                                                                                                                -
                                                           -------------------------------------------------------
      Net Assets                                           $        705,863       $ (899,327)         $ 1,601,879
                                                           =======================================================

Shares of Beneficial Interest Outstanding                                 -          (82,347)(c)                -

Shares Outstanding                                                   65,766          (65,766)(d)                -

Net Asset Value Per Share                                  $           10.73               -                    -

PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN TAX EXEMPT BOND FUND
SHARES OUTSTANDING                                                        -           98,823 (b)           98,823
Select                                                                    -           50,426 (b)           50,426
Institutional

NET ASSET VALUE PER SHARE
Select                                                                    -                -              $ 10.73
Institutional                                                             -                -              $ 10.73

                                                           -------------------------------------------------------
Cost of Investments                                        $        667,091       $        -          $ 1,565,315
                                                           =======================================================

(a) Reflects reallocation of investment from the feeder funds to master portfolio.
(b) The difference in number of shares outstanding due to the Concurrent Reorganization.
(c) Reallocation of feeder funds beneficial interest to Select and Institutional due to the Concurrent Reorganization.
(d) Reallocation of Chase Vista Intermediate Tax Free Income Fund's shares outstanding to Select and Institutional shares due to the Concurrent Reorganization.


                  See Notes to Pro Forma Financial Statements.

    J.P. MORGAN TAX EXEMPT BOND FUND / J.P. MORGAN INSTITUTIONAL TAX EXEMPT
                   BOND FUND / THE TAX EXEMPT BOND PORTFOLIO /
                   JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                  FOR THE TWELVE MONTHS ENDED FEBRUARY 28, 2001
                                   (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                            J.P. MORGAN
                                                                      J.P. MORGAN TAX    INSTITUTIONAL TAX
                                                                         EXEMPT BOND        EXEMPT BOND           THE TAX EXEMPT
                                                                            FUND               FUND               BOND PORTFOLIO
INCOME:

   Interest Income                                                    $             -    $               -        $       42,160
   Allocated Investment Income from Portfolio                                  17,789               24,370                     -
   Allocated Portfolio Expenses                                                (1,205)              (1,652)                    -

                                                                     ------------------------------------------------------------
      Investment Income                                                        16,584               22,718                42,160
                                                                     ------------------------------------------------------------

EXPENSES:

   Investment Advisory Fees                                                         -                    -                 2,437
   Shareholder Servicing Fees                                                     855                  469
   Administrative Service Fees                                                     82                  112                   195
   Custodian Fees                                                                   -                    -                   141
   Professional Fees                                                               16                   16                    44
   Transfer Agent Fees                                                             47                   26                     -
   Printing and Postage                                                            16                   12                    10
   Trustees' Fees                                                                   6                    6                    12
   Registration Fees                                                               (2)                   4
   Fund Services Fees                                                               5                    7                    12
   Administration Fees                                                              4                    5                     5
   Insurance Expense                                                                1                    -                     2
   Financial and Fund Accounting Services Fee                                      35                   34                     -
   Other                                                                           27                   22                     -

                                                                     ------------------------------------------------------------
      Total Expenses                                                            1,092                  713                 2,858
                                                                     ------------------------------------------------------------

      Less: Amounts Waived                                                          -                    -                     -
      Less: Expense Reimbursements                                                 13                   23                    26
      Less: Earnings Credits                                                        -                    -                     -

                                                                     ------------------------------------------------------------
      Net Expenses                                                              1,079                  690                 2,832
                                                                     ------------------------------------------------------------

                                                                     ------------------------------------------------------------
      Net Investment Income                                           $        15,505    $          22,028        $       39,328
                                                                     ------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain on:
      Investments                                                               3,228                4,880                 8,108
      Futures Transactions                                                          -                    -                     -
   Change in Net Unrealized Appreciation (Depreciation)
   of:
      Investments                                                               7,045               21,977                29,022
      Futures Contracts                                                             -                    -
                                                                     ------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments
   Allocated from Portfolio                                                    10,273               26,857                37,130
                                                                     ------------------------------------------------------------

                                                                     ------------------------------------------------------------
Net Increase in Net Assets from Operations                            $        25,778    $          48,885        $       76,458
                                                                     ============================================================

                                                                                                                    PRO FORMA
                                                                                                                    COMBINED
                                                                       CHASE VISTA                                  JPMORGAN
                                                                     INTERMEDIATE TAX                              INTERMEDIATE
                                                                       FREE INCOME           PRO FORMA              TAX FREE
                                                                           FUND             ADJUSTMENTS            INCOME FUND
INCOME:

   Interest Income                                                   $         34,643       $         -            $  76,803
   Allocated Investment Income from Portfolio                                       -           (42,159) (c)               -
   Allocated Portfolio Expenses                                                     -             2,857  (b)               -

                                                                     --------------------------------------------------------
      Investment Income                                                        34,643           (39,302)              76,803
                                                                     --------------------------------------------------------

EXPENSES:

   Investment Advisory Fees                                                     2,076                 -                4,513
   Shareholder Servicing Fees                                                   1,731                 -                3,055
   Administrative Service Fees                                                  1,039               831  (a)           2,259
   Custodian Fees                                                                 116               (95) (f)             162
   Professional Fees                                                               45               (22) (f)              99
   Transfer Agent Fees                                                             22                 -                   95
   Printing and Postage                                                            28                (7) (f)              59
   Trustees' Fees                                                                  34                 -                   58
   Registration Fees                                                               34                 -                   36
   Fund Services Fees                                                               -                 -                   24
   Administration Fees                                                              -                 -                   14
   Insurance Expense                                                                -                 -                    3
   Financial and Fund Accounting Services Fee                                       -               (69) (e)               -
   Other                                                                           35                 -                   84

                                                                     --------------------------------------------------------
      Total Expenses                                                            5,160               638               10,461
                                                                     --------------------------------------------------------

      Less: Amounts Waived                                                          -               638  (a)             638
      Less: Expense Reimbursements                                                  -               638  (a)             700
      Less: Earnings Credits                                                        3                 -                    3

                                                                     --------------------------------------------------------
      Net Expenses                                                              5,157              (638)               9,120
                                                                     --------------------------------------------------------

                                                                     --------------------------------------------------------
      Net Investment Income                                          $         29,486       $   (38,664)           $  67,683
                                                                     --------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain on:
      Investments                                                               2,115            (8,108) (d)          10,223
      Futures Transactions                                                        235                 -                  235
   Change in Net Unrealized Appreciation (Depreciation)
   of:
      Investments                                                              34,954           (29,022) (d)          63,976
      Futures Contracts                                                            40                                     40
                                                                     --------------------------------------------------------
   Net Realized and Unrealized Gain on Investments
   Allocated from Portfolio                                                    37,344           (37,130)              74,474
                                                                     --------------------------------------------------------

                                                                     --------------------------------------------------------
Net Increase in Net Assets from Operations                           $         66,830       $   (75,794)           $ 142,157
                                                                     ========================================================

(a) Reflects adjustments to administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c) Reallocation of investments income to feeder funds
(d) Reallocation of realized and unrealized loss to feeder funds.
(e) Reflects reclassification of fund accounting into revised combined custodian agreement.
(f) Reduction reflects expected benefit of combined operations.

                  See Notes to Pro Forma Financial Statements

                         PRO FORMA FINANCIAL STATEMENTS

   J.P. MORGAN TAX EXEMPT BOND FUND/ J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND/J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT BOND FUND/THE TAX EXEMPT BOND
              PORTFOLIO/ JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   BASIS OF COMBINATION:
The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The Tax Exempt Bond Portfolio ("Master Portfolio"), J.P. Morgan Institutional Tax Exempt Bond Fund ("Institutional Fund"), J.P. Morgan Tax Exempt Bond Fund ("Tax Exempt Bond Fund"), (collectively the "feeder funds" of the Master Portfolio) and JPMorgan Intermediate Tax Free Income Fund ("JPMITFIF") as if the proposed Concurrent Reorganization occurred as of and for the twelve months ended February 28, 2001.

Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Master Portfolio, Tax Exempt Bond Fund, and Institutional Fund in exchange for shares in JPMITFIF. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, whch have been incorporated by reference in their respective Statements of Additional Information.

2. SHARES OF BENEFICIAL INTEREST: Immediately prior to the Concurrent Reorganization, JPMITFIF would commence offering Select Class Shares. The net asset value per share for Select Class Shares at the commencement of offering would be identical to the closing net asset value per share for the JPMITFIF Institutional Class Shares prior to the Concurrent Reorganization.

Under the proposed Concurrent Reorganization, each shareholder of Tax Exempt Bond Fund and Institutional Fund would receive shares of JPMITFIF with a value equal to their holding in their respective funds. Holders of the Tax Exempt Bond Fund will receive Select Class Shares, and Institutional Fund will receive Institutional Class shares. Holders of Institutional Class in JPMITFIF will receive Select Class shares. Therefore, as a result of the proposed Concurrent Reorganization, current shareholders Tax Exempt Bond Fund and Institutional Fund will become shareholders of JPMITFIF.

The Pro Forma net asset value per share assumes the issuance of additional shares of JPMITFIF which would have been issued on February 28, 2001 in connection with the proposed Concurrent Reorganization. The amount of additional shares assumed to be issued under the Concurrent Reorganization was calculated based on February 28, 2001 net assets of Tax Exempt Bond Fund and Institutional Fund and net asset value per share of JPMITFIF -- Institutional Class.

JPMORGAN INTERMEDIATE TAX FREE INCOME WITH CONCURRENT REORGANIZATION
          (Amuounts in thousands except per share amounts)

                                                          Select
                                                       Class Shares
Increase in Shares Issued                                   33,057


                                      -4-

Net Assets 2/28/01                                          $354,798
Pro Forma Net Asset Value 2/28/01                             $10.73

3.   PRO FORMA OPERATIONS:
The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for the Surviving Fund at the combined level of average net assets for the twelve months ended February 28, 2001.




                                      -5-